Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.12

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
2024090463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Guidelines show max XXX NSF in a XXX month period. Actual - Borr had XXX NSF in XXX month period.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Open Rebuttal.;
Overdraft/NSF count exceeds tolerance.  Guidelines show max XXX NSF in a XXX month period.  Actual - Borr had XXX NSF in XXX month period. ;
Per CRSE- Guidelines show max XXX NSF in a XXX month period.  Actual - Borr had XXX NSF in XXX month period. Exception to the guideline approved prior to close. Compensating Factors include: Qualifying Credit Score is XXX;  Verified Reserves are XXX; XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Open Rebuttal to Acknowledged by Client.;
Overdraft/NSF count exceeds tolerance.  Guidelines show max XXX NSF in a XXX month period.  Actual - Borr had XXX NSF in XXX month period. ;
Per CRSE- Guidelines show max XXX NSF in a XXX month period. Actual - Borr had XXX NSF in XXX month period. Exception to the guideline approved prior to close. Compensating Factors include: Qualifying Credit Score is XXX; Verified Reserves are XXX; XXX (Housing Ratio) or XXX (Total); Residual Income of XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; XXX are Greater than the Guideline Minimum - XXX of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The file is missing the Business Bank Statement Questionnaire required by guidelines. Please provide for our review.; Received business statement questionnaire. Exception cleared.	Uploaded Business Questionnaire. {XXX}; Uploaded the document {XXX}	XXX	The file is missing the Business Bank Statement Questionnaire required by guidelines. Please provide for our review.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received business statement questionnaire. Exception cleared. ; Received business statement questionnaire. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; XXX are Greater than the Guideline Minimum - XXX of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; XXX are Greater than the Guideline Minimum - XXX of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; XXX are Greater than the Guideline Minimum - XXX of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090364	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090364	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines state XXX tradeline must be primary mortgage reporting for XXX months.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Per CRSE - Guidelines state XXX tradeline must be primary mortgage reporting for XXX months. Actual - Borro owns XXX. Borrower owns XXX for the past XXX months.  Borrower has (XXX) XXX month mortgages on credit report XXX. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX Months; Credit History -XXX(including XXX mortgages for investement properties); XXX. Lender provided exception for the loan not meeting the guideline requirements. ;
; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guidelines state XXX tradeline must be primary mortgage reporting for XXX months. Actual - Borro owns primary free and clear. Borrower owns XXX for the past XXX months.  Borrower has (XXX) XXX month mortgages on credit report XXX. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX Months; Credit History - XXX (including XXX mortgages for investement properties); XXX. Lender provided exception for the loan not meeting the guideline requirements. ;
XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090364	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090421	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial; Missing sales contract addendum extending closing to XXX.	Change status of 'Fully Executed Purchase Contract is Partial' from Active to Open Rebuttal.;
															Received sales contract addendum extending the closing to XXX. Exception Resolved. ; Missing sales contract addendum extending closing to XXX.	XXX	The fully executed purchase contract is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090421	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090421	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; XXX not allowed. Borrower must own a primary residence. Primary residence is owned by XXX with mortgage statements in file to verify. ; Received CRSE - Credit: Housing history requirements not met. Exception : First Time HomeBuyer not allowed. Borrower must own a primary residence. Compensating Factors : XXX FICO. Acknowledged by client. ; Received CRSE - Credit: Housing history requirements not met. Exception : First Time HomeBuyer not allowed. Borrower must own a primary residence. Compensating Factors : XXX FICO. Acknowledged by client.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received CRSE - Credit: Housing history requirements not met. Exception : XXX Time XXX not allowed.  Borrower must own a XXX. Compensating Factors : XXX FICO. Acknowledged by client. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
															Received CRSE - Credit: Housing history requirements not met. Exception : XXX Time XXX not allowed. Borrower must own a primary residence. Compensating Factors : XXX FICO. Acknowledged by client.	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090419	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090419	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090419	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090418	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Originator NMLS is Not Active	The Broker XXX status is Not Active. XXX does not currently show as having an active status in XXX. The most recent active status date was XXX, and as of XXX they are "Not Currently Authorized". The Loan Originator has an active status in XXX and shows a self reported employment history under the current broker listed on the note, and an additional employer.	Change status of 'Originator NMLS is Not Active' from Active to Open Rebuttal.; Received LOX - Lender is part of the XXX and is XXX registered. Exception cleared.	XXX	The originator NMLS status is Active. Received LOX - Lender is part of the XXX and is XXX registered. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090418	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Active	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Per XXX dated XXX, if DSCR is less than XXX; maximum LTV is XXX%.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090418	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Active	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. Per XXX matrix dated XXX, if DSCR is less than XXX; maximum LTV is XXX.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090418	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090417	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090417	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090417	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090434	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; Loan is a Higher-Priced Mortgage Loan and XXX Indicator is Taxes. Lender did not XXX for Insurance.; statute of limitations has expired; This condition is a valid fail. There is an executed XXX waiver in the file for HOI. There is also an XXX for property taxes (only) in the file. HPML required XXX for XXX HOI and Property Taxes. There are no cures to resolve this condition.	Statute of limitations has expired.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income of $XXX,XXX months of reserves.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090434	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for XXX FICO based on Borrower employed XXX years, residual income of XXX, XXX months of reserves.	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income of $XXX,XXX months of reserves.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090434	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for XXX LTV based on Borrower employed XXX years, residual income of XXX, XXX months of reserves.	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income of $XXX,XXX months of reserves.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090434	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for LTV XXX LTV based on Borrower employed XXX years, residual income of XXX, XXX months of reserves.	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income of $XXX,XXX months of reserves.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090434	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan XXX Alert (12 CFR 1026.35(b))	Loan is a Higher-Priced Mortgage Loan and XXX Indicator is Taxes. Lender did not XXX for Insurance.; This condition is a valid fail. There is an executed XXX waiver in the file for HOI. There is also an XXX for property taxes (XXX) in the file. HPML required XXX for XXX HOI and Property Taxes. There are no cures to resolve this condition.	Change status of 'Higher-Priced Mortgage Loan XXX Alert (12 CFR 1026.35(b))' from Active to Acknowledged. statute of limitations has expired	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income of $XXX,XXX months of reserves.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090434	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income of $XXX,XXX months of reserves.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090434	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income of $XXX,XXX months of reserves.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090482	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Partial Bankruptcy documentation provided.	Partial XXX documentation provided. Per guidelines - XXX type: Chapter XXX, Discharge or Dismissal Date : prior to application, filing date: XXX months+. Actual - Most recent XXX filing date: no date, XXX discharged date XXX; application date XXX. XXX dismissal date: No Date.	Change status of 'Partial Bankruptcy documentation provided.' from Active to Open Rebuttal.;
Per guidelines - XXX type: XXX, Discharge or Dismissal Date : prior to application, filing date: XXX months+.  Actual - Most recent XXX filing date: no date, XXX discharged date XXX; application date XXX.  XXX dismissal date: No Date.   Compensating Factors : Borrower with same Employer/Business for XXX years; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Partial Bankruptcy documentation provided.' from Open Rebuttal to Acknowledged by Client.;
Per guidelines - XXX type: XXX, Discharge or Dismissal Date : prior to application, filing date: XXX months+. Actual - Most recent XXX filing date: no date, XXX discharged date XXX; application date XXX. XXX dismissal date: No Date. Compensating Factors : Borrower with same Employer/Business for XXX years; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has over XXX years at job
																			Compensating Factors : Borr with employer for XXX+ years; Reserves of XXX Months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090482	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has over XXX years at job
																			Compensating Factors : Borr with employer for XXX+ years; Reserves of XXX Months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090482	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has over XXX years at job
																			Compensating Factors : Borr with employer for XXX+ years; Reserves of XXX Months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090482	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines, verification of business existence is required within XXX days of closing. Business searches in the file are completed in XXX. Lender to provided updated documentation.	Uploaded the document {XXX}; voe dated {XXX}	XXX	Per guidelines, verification of business existence is required within XXX days of closing. Business searches in the file are completed in XXX. Lender to provided updated documentation. ; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated business search conducted on XXX. Exception cleared. ; Received an updated business search conducted on XXX. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has over XXX years at job
																			Compensating Factors : Borr with employer for XXX+ years; Reserves of XXX Months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090482	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines state - XXX trade lines reporting for >XXX months; or XXX trade lines reporting for >XXX months with activity in the past XXX months. Credit report shows XXX open credit lines; but activity is greater than XXX months. The accounts discharged through XXX cannot be included in the trade line count.	crse {XXX}; Uploaded the document {XXX}	XXX	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines state - XXX trade lines reporting for &gt;XXX months; or XXX trade lines reporting for &gt;XXX months with activity in the past XXX months. Credit report shows XXX open credit lines; but activity is greater than XXX months. The accounts discharged through XXX cannot be included in the trade line count. ; Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines require a minimum of XXX tradelines. Actual - XXX tradelines. Credit report shows XXX open credit lines; but activity is greater than XXX months. Compensating Factors : Borr with employer for XXX years; Reserves of XXX Months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Received updated CRSE. Guidelines require a minimum of XXX tradelines. Actual - XXX tradelines. Credit report shows XXX open credit lines; but activity is greater than XXX months. Compensating Factors : Borr with employer for XXX years; Reserves of XXX Months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has over XXX years at job
																			Compensating Factors : Borr with employer for XXX+ years; Reserves of XXX Months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090414	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client. CRSE approved the guideline exception. The;
Primary residence is owned by XXX, g/l require the borrower to own a XXX. CRSE approved the exception and comp factors include XXX FICO, XXX months reserves and XXX LTV as compensating factors.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090414	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090414	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	cda upld {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090408	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090408	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090408	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090404	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090404	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090404	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. Please provide a current lease or an appraisers 1007 documentation that verifies rental income.	Sent Rent Sch {XXX}; Uploaded the document {XXX}	XXX	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. Please provide a current XXX or an appraisers 1007 documentation that verifies rental income. Please provide a current lease or an appraisers 1007 documentation that verifies rental income.;
; Qualifying DSCR of XXX meets guideline requirement. Received updated Market Rent Scheduled showing the rent calculated amount. Updating loan accordingly. ; Received updated Market Rent Scheduled showing the rent calculated amount. Updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090398	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090398	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090398	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090394	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090394	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or XXX, are less than the Guidelines minimum required of XXX or XXX.; Assets used to qualify, specifically XXX checking XXX is in the name of the non-borrowing XXX only. Because he is not on the account, the borrower's XXX would have had to transfer funds XXX days prior to closing to be able to include those XXX in the cash to close and reserve calculations.	Uploaded an LOX with cut and paste from guides showing that XXX funds are allowed to be used fo {XXX}; Uploaded the document {XXX}	XXX	The liquid reserves of XXX months or XXX, is greater than or equal to the Guidelines minimum required of XXX or XXX, Received LOX with a snip-it from the XXX guidelines. Funds from a XXX will not be considered a gift and must be sourced and seasoned like borrower's own funds. Re-reviewed the asset accounts with the mortgage/final CD and confirmed - the borrower's XXX is owner of these assets and can be utilized for the subject property loan. Exception cleared. ; The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of 6.00 or XXX;
;
Assets used to qualify, specifically XXX checking XXX is in the name of the non-borrowing XXX only. Because he is not on the account, the borrower's XXX would have had to transfer funds XXX days prior to closing to be able to include those monies in the cash to close and reserve calculations. ; Received LOX with a snip-it from the XXX guidelines. Funds from a spouse will not be considered a gift and must be sourced and seasoned like borrower's own funds. Re-reviewed the asset accounts with the mortgage/final CD and confirmed - the borrower's XXX is owner of these assets and can be utilized for the subject property loan. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090394	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX; Assets used to qualify, specifically XXX checking XXX is in the name of the non-borrowing XXX only. Because he is not on the account, the borrower's XXX would have had to transfer funds XXX days prior to closing to be able to include those XXX in the cash to close and reserve calculations.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;
Received LOX with a snip-it from the XXX guidelines. Funds from a XXX will not be considered a gift and must be sourced and seasoned like borrower's XXX. Re-reviewed the asset accounts with the mortgage/final CD and confirmed - the borrower's XXX is owner of these assets and can be utilized for the subject property loan. Exception cleared. ; Assets used to qualify, specifically XXX checking XXX is in the name of the non-borrowing XXX only. Because he is not on the account, the borrower's XXX would have had to transfer funds XXX days prior to closing to be able to include those monies in the cash to close and reserve calculations.	XXX	Sufficient cash to close is documented. Received LOX with a snip-it from the XXX guidelines. Funds from a XXX will not be considered a gift and must be sourced and seasoned like borrower's own funds. Re-reviewed the asset accounts with the mortgage/final CD and confirmed - the borrower's XXX is owner of these assets and can be utilized for the subject property loan. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090409	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; HPML loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV ofXXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090409	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV ofXXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090409	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Previous primary residence (XXX.) was being XXX. A preliminary CD was provided on the sale; but a final CD or Settlement Statement with finalized figures is required. Please provide the Final CD for the sale of the property to confirm the proceeds.	Sent Final CD for Sale of REO {XXX}; Uploaded the document {XXX}	XXX	Asset Documents are Incomplete: Previous primary residence (XXX) was being XXX. A preliminary CD was provided on the sale; but a final CD or Settlement Statement with finalized figures is required. Please provide the Final CD for the sale of the property to confirm the proceeds. ; The exception 'Asset Documents are Incomplete' is cleared. Received final CD for REO property and confirmed the sale proceeds. Updated the amount, no issues. Exception cleared. ; Received final CD for REO property and confirmed the sale proceeds. Updated the amount, no issues. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV ofXXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090409	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV ofXXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090481	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX, are less than the Guidelines minimum required of XXX or XXX; Assets stated on the final 1003 have not been verified. The borrower received no cash at closing.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received updated CRSE.  Guidelines require XXX months of reserves.  Borrower does not have any reserves.  Assets stated on the final 1003 have not been verified. The borrower received no cash at closing. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (total); Payment decreasing by XXX; Reserves of XXX; Residual Income of XXX; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines require XXX months of reserves. Borrower does not have any reserves. Assets stated on the final 1003 have not been verified. The borrower received no cash at closing. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (total); Payment decreasing by XXX; Reserves of XXX; Residual Income of XXX; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090481	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090481	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090462	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090462	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090462	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial; The 1008 indicates the borrower's income is XXX per month. Per guidelines for the XXX, the income for the borrower is not to be disclosed. A modified 1008 deleting that information is required.	Uploaded 1003 with employment deleted. {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial;
;
The 1008 indicates the borrower's income is XXX per month. Per guidelines for the XXX, the income for the borrower is not to be disclosed. A modified 1008 deleting that information is required.; The transmittal summary is Present. Received updated 1008/1003 removing the previous income calculations since the loan is a XXX. Exception cleared. ; Received updated 1008/1003 removing the previous income calculations since the loan is a XXX. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090462	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; The final 1003 reflects the borrower is employed and has an income of XXX per month. Per guidelines for the XXX, employment and income for the borrower are not to be disclosed on the 1003. A modified 1003 deleting that information is required.	Uploaded 1003 removing the employment. {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial;
The final 1003 reflects the borrower is employed and has an income of XXX per month. Per guidelines for the XXX, employment and income for the borrower are not to be disclosed on the 1003. A modified 1003 deleting that information is required.; Final Loan Application is Present. Received updated 1008/1003 removing the previous income calculations since the loan is a XXX. Exception cleared. ; Received updated 1008/1003 removing the previous income calculations since the loan is a XXX. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090377	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090377	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090377	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090410	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090410	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090410	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090399	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090399	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090399	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090375	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090375	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090375	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090376	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090376	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090376	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090387	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090387	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090387	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090388	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090388	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090388	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090385	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090385	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090385	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090395	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090395	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090395	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Documentation Required - File missing revised Loan Estimate dated XXX, COC in file indicates Appraisal inspection fee added, however the document was not in file and therefore the appraisal fee was not added timely	Uploaded the document {XXX}; Uploaded the missing LE dated XXX. {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
LE dated XXX provided to compliance for review. ; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090379	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Section 1 of the Final 1003 indicates that the borrower has no primary housing expense. Section 3 shows a mortgage to XXX on the primary residence which is confirmed to be in the borrower's name on the CBR. The Final 1003 needs to be resubmitted showing the correct housing status in Section 1.	Corrected page 1 showing borr owns primary. {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial;
Section 1 of the Final 1003 indicates that the borrower has no primary housing expense. Section 3 shows a mortgage to XXX on the primary residence which is confirmed to be in the borrower's name on the CBR. The Final 1003 needs to be resubmitted showing the correct housing status in Section 1.; Final Loan Application is Present. Received an updated loan application showing the borrower's current primary is owned. Exception cleared. ; Received an updated loan application showing the borrower's current primary is owned. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090379	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Interested Party Contribution – Exceeds Guidelines	The XXX of XXX exceed XXX allowable per guidelines. ; The seller contribution of XXX exceeds the guideline permitted XXX. Please provide an updated CRSE to approve an exception is required to cure the issue.	Uploaded CRSE. {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'XXX – Exceeds Guidelines' from Material to Non-Material.; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines show max XXX seller contribution. Actual - XXX seller contributions.  Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX - last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; The XXX of XXX exceed XXX allowable per guidelines. ;
;
The seller contribution of XXX exceeds the guideline permitted XXX. Please provide an updated CRSE to approve an exception is required to cure the issue.; Received an updated CRSE. Guidelines show max XXX seller contribution. Actual - XXX seller contributions. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX - last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090379	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090379	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090402	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Per guidelines : NSF and overdraft activity must be reviewed for acceptability. There are XXX NSF/Overdrafts outlined on the XXX month bank statements; no documentation in the file confirming these were reviewed.	Sent updated 1008 {XXX}; Uploaded the document {XXX}	XXX	Overdraft/NSF Count does not exceed tolerance. Received an updated 1008 showing NSF and Overdraft activity has been reviewed and accepted. Meets guidelines requirements - exception cleared. ; Overdraft/NSF count exceeds tolerance. Per guidelines : NSF and overdraft activity must be reviewed for acceptability. There are XXX NSF/Overdrafts outlined on the XXX month bank statements; no documentation in the file confirming these were reviewed. ; Received an updated 1008 showing NSF and Overdraft activity has been reviewed and accepted. Meets guidelines requirements - exception cleared.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090402	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; HPML with XXX established, and appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090402	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX, are less than the Guidelines minimum required of 6.00 or XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Per CRSE - Guidelines require a minimum of XXX months reserves.  Actual - XXX months. Rationale - Reserves of XXX months exception approved residual income XXX, low payment shock / FICO XXX FE ratio XXX. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Qualifying Payment Shock is XXX; Residual Income of XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guidelines require a minimum of XXX months reserves. Actual - XXX months. Rationale - Reserves of XXX months exception approved residual income XXX, low payment shock / FICO XXX FE ratio XXX. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Qualifying Payment Shock is XXX; Residual Income of XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090402	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090386	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090386	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090386	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090373	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; HPML loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
															HPML is compliant and allowed per lender guidelines	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090373	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090373	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090392	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX, are less than the Guidelines minimum required of 6.00 or XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
															CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX, Residual income of XXX.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. Residual income: XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090392	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. Residual income: XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090392	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. Residual income: XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090401	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024090401	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024090401	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require XXX to have a minimum of XXX sq ft. Appraisal states the subject property has XXX Sq. Ft.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. XXX is XXX by comparables Compensating factors include: Qualifying Credit Score is XXX, Reserves of XXX months, Qualifying LTV is XXX.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024090381	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090381	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090381	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090389	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090389	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090389	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090393	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Property recently listed for sale	Property was recently listed for sale outside of lender's guideline tolerance for recently listed properties. ; Property listed for sale until XXX. Please provide a guideline exception for this violation.	Change status of 'Property recently listed for sale' from Active to Open Rebuttal.;
Received an LOX with a copy of the guideline snip-it.  LOX - Property was recently listed for sale outside of lender's guideline tolerance for recently listed properties. Property listed for sale until XXX.  Please provide a guideline exception for this violation.;
o Per our guides the property must be taken off the market prior to Application date, therefore no other info is req’d. The snip-it from the guidelines confirms this information. Exception cleared. ; Property listed for sale until XXX. Please provide a guideline exception for this violation.	XXX	Lender provided acceptable documentation to demonstrate that property was not listed for sale outside of lender's guideline tolerance for recently listed properties. Received an LOX with a copy of the guideline snip-it. LOX - • Property was recently listed for sale outside of lender's guideline tolerance for recently listed properties. Property listed for sale until XXX. Please provide a guideline exception for this violation.Per our guides the property must be taken off the market prior to Application date, therefore no other info is req’d. The snip-it from the guidelines confirms this information. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090393	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090393	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090370	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090370	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090370	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX, are less than the Guidelines minimum required of 6.00 or XXX; Received copies of the XXX and an LOX was in the file shows that both borrowers own XXX of the accounts for XXX XXX account. Updating the XXX asset to XXX; borrower does not require a letter showing they are given full access. Exception cleared. ; The borrower has been confirmed to be a part-owner of the XXX account XXX but has not been given XXX access to the funds. XXX account XXX is in the name of the non-borrowing XXX only. The cash out is being divided XXX. The borrower has been given XXX of the retirement account due to her age. An approved exception for the reserve shortage will be required to cure the issue.	Sent assets {XXX}; Uploaded the document {XXX}	XXX	The liquid reserves of XXX months or XXX, are less than the Guidelines minimum required of XXX or XXX;
;
																	The borrower has been confirmed to be a part-owner of the XXX account XXX but has not been given XXX access to the funds. XXX account XXX is in the name of the non-borrowing XXX only. The cash out is being divided XXX. The borrower has been given XXX of the retirement account due to her age. An approved exception for the reserve shortage will be required to cure the issue. ; The liquid reserves of XXX months or XXX, is greater than or equal to the Guidelines minimum required of 6.00 or XXX. Received copies of the full estate and an LOX was in the file shows that both borrowers own XXX of the accounts for both XXX account. Updating the XXX asset to XXX; borrower does not require a letter showing they are given full access. Exception cleared. ; Received copies of the full XXX and an LOX was in the file shows that both borrowers own XXX of the accounts for both XXX account. Updating the XXX asset to XXX; borrower does not require a letter showing they are given full access. Exception cleared.	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The file is missing the Business Bank Statement Questionnaire required by guidelines. Please provide for our review.; Received business statement questionnaire. Exception cleared.	Uploaded Business Questionnaire. {XXX}; Uploaded the document {XXX}	XXX	The file is missing the Business Bank Statement Questionnaire required by guidelines. Please provide for our review.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received business statement questionnaire. Exception cleared. ; Received business statement questionnaire. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090365	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090365	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090365	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090362	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090362	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090362	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090400	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Guidelines state that XXX year XXX loans must be qualified at XXX YR AM full PITIA Payment. Please provide an updated 1008 and CRSE using the guideline Interest only calculations.; An updated 1008 showing the full PITIA payment as required per the guidelines was received. Exception cleared.	Uploaded 1008/CRSE with PITIA updated to XXX yr fully amortizing payment. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. Guidelines state that XXX year XXX loans must be qualified at XXX YR AM full PITIA Payment. Please provide an updated 1008 and CRSE using the guideline Interest only calculations.. Guidelines state that XXX year XXX loans must be qualified at XXX YR AM full PITIA Payment. Please provide an updated 1008 and CRSE using the guideline Interest only calculations.;
; The transmittal summary is Present. An updated 1008 showing the full PITIA payment as required per the guidelines was received. Exception cleared. ; An updated 1008 showing the full PITIA payment as required per the guidelines was received. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090400	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090400	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090374	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Guidelines require the XXX Payment calculation for XXX YR term qualified at XXX YR AM full PITIA Payment. Please provide an updated 1008 and CRSE that uses the guideline calculation.; The transmittal summary is Partial. Per the XXX matrix dated XXX; XXX Yr term qualified at XXX Yr AM full PITIA payment. The current 1008 has the incorrect PITIA payment amount and is utilizing the XXX period. Lender to provide an updated 1008 with the correct full PITIA payment amount. ; Received an updated CRSE and 1008 utilizing the full PITIA payment as required. Exception cleared.	Updated pmt to XXX yr fully amortizing payment - uploaded 1008. Uploaded CRSE for exception for DSCR {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. Guidelines require the XXX Payment calculation for XXX YR term qualified at XXX YR AM full PITIA Payment. Please provide an updated 1008 and CRSE that uses the guideline calculation.. Guidelines require the XXX Payment calculation for XXX YR term qualified at XXX YR AM full PITIA Payment. Please provide an updated 1008 and CRSE that uses the guideline calculation.;
; The transmittal summary is Present; The transmittal summary is Present. Received an updated CRSE and 1008 utilizing the full PITIA payment as required. Exception cleared. ; Received an updated CRSE and 1008 utilizing the full PITIA payment as required. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090374	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX; Short-term rentals require a minimum DSCR of XXX. Please provide a guideline exception and approval for the DSCR violation.	Change status of 'DSCR is less than guideline minimum' from Active to Open Rebuttal.;
Received an updated CRSE - Guidleines state Minimum XXX DSCR required (XXX); Actual - DSCR is XXX.  DSCR based on XXX yr fully amort pmt (required per XXX guides). Using XXX guides when use XXX pmt, DSCR is &gt; XXX.  Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Credit History - XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'DSCR is less than guideline minimum' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE - Guidleines state Minimum XXX DSCR required (XXX); Actual - DSCR is XXX. DSCR based on XXX yr fully amort pmt (required per XXX guides). Using AOMS guides when use i/o pmt, DSCR is &gt; XXX. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Credit History - XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Guidelines updated received regarding DSCR calculaion. Ratio now within guides. Condition cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090374	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090374	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090397	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or XXX, are less than the Guidelines minimum required of 6.00 or XXX. The gift funds outlined on the final CD are not verified. In addition, the final CD is signed by the borrower as "The Amount is Incorrect". We are unable to verify Cash to Close or any other final information without the signed final CD. ; Received receipt of deposit from the XXX in the amount of XXX and XXX that occurred on XXX. Updating loan accordingly.	Uploaded the document {XXX}	XXX	The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of 6.00 or XXX. The gift funds outlined on the final CD are not verified. In addition, the final CD is signed by the borrower as "The Amount is Incorrect". We are unable to verify Cash to Close or any other final information without the signed final CD. ;
; The liquid reserves of XXX months or XXX, is greater than or equal to the Guidelines minimum required of 6.00 or XXX; Received receipt of deposit from the XXX in the amount of XXX and XXX that occurred on XXX. Updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090397	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX. The gift funds outlined on the final CD are not verified. In addition, the final CD is signed by the borrower as "The Amount is Incorrect". We are unable to verify Cash to Close or any other final information without the signed final CD.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.; Received receipt of deposit from the XXX in the amount of XXX and XXX that occurred on XXX. Updating loan accordingly.	XXX	Sufficient cash to close is documented. Received receipt of deposit from the XXX in the amount of XXX and XXX that occurred on XXX. Updating loan accordingly. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090397	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090397	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090397	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Interested Party Contribution – Exceeds Guidelines	The XXX of XXX exceed XXX allowable per guidelines. There is a Seller Credit of XXX. and XXX Credit of XXX, outlined on the final CD. ; Received an updated CRSE. Guidelines show XXX max is XXX percent. Actual - XXX. The XXX of XXX exceed XXX allowable per guidelines. There is a Seller Credit of XXX and XXX Credit of XXX. outlined on the final CD. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Reserves of XXX Months; Residual Income of XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Guidelines show XXX max is XXX percent. Actual - XXX. The Interested Party Contributions of XXX exceed XXX allowable per guidelines. There is a Seller Credit of XXX and XXX Credit of XXX. outlined on the final CD. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Reserves of XXX Months; Residual Income of XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; upld crse {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Interested Party Contribution – Exceeds Guidelines' from Material to Non-Material.; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines show XXX max is XXX percent.  Actual - XXX.  The XXX of XXX exceed XXX allowable per guidelines. There is a Seller Credit of XXX and XXX Credit of XXX. outlined on the final CD.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Reserves of XXX Months; Residual Income of XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; The XXX of XXX exceed XXX allowable per guidelines. ;
; Received an updated CRSE. Guidelines show XXX max is XXX percent. Actual - XXX. The XXX of XXX exceed XXX allowable per guidelines. There is a Seller Credit of XXX and XXX Credit of XXX. outlined on the final CD. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Reserves of XXX Months; Residual Income of XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090397	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete:; Asset Documents are Incomplete: Per the final loan application and the final CD, Gift Funds in the amount of XXX were to be transferred at closing. The Asset documents for account XXX for XXX and XXX show a balance of approximately XXX. Documentation to verify the Gift Funds is not provided. In addition, the final CD is signed by the borrower as "The Amount is Incorrect".; Received an LOX, with XXX Label and a corrected CD showing the proper sales price. Confirmed package was delivered - exception cleared. ; Received receipt of deposit from the XXX in the amount of XXX and XXX that occurred on XXX. Updating loan accordingly.	{XXX}; XXX, XXX, and XXX {XXX}; upld pccd {XXX}; upld wires rec from title {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Asset Documents are Incomplete:; The exception 'Asset Documents are Incomplete' is cleared. Received an LOX, with XXX Label and a corrected CD showing the proper sales price. Confirmed package was delivered - exception cleared. ; The exception 'Asset Documents are Incomplete' is cleared. Received receipt of deposit from the XXX in the amount of XXX and XXX that occurred on XXX. The confirmation of gift funds has been cleared. We still need to resolve the final CD issue. The final CD is signed by the borrower as "The Amount is Incorrect".; Received an LOX, with XXX Label and a corrected CD showing the proper sales price. Confirmed package was delivered - exception cleared. ; Received receipt of deposit from the XXX in the amount of XXX and XXX that occurred on XXX. Updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090396	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090396	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Condo Approval Missing	XXX approval indicator is Missing. Per the appraisal, the property is considered to be a XXX. Per the guidelines, all XXX transacation must have a completed Homeowners'Association Certification and a valid project approval." Documentation not provided.	Change status of 'XXX Approval Missing' from Active to Open Rebuttal.; Received LOX email - This is a XXX XXX therefore no addt’l info is required. re-reviewed and confirmed. Exception cleared.	XXX	XXX approval indicator is Not Applicable. Received LOX email - This is a XXX therefore no addt’l info is required. re-reviewed and confirmed. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090396	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090378	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090378	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090378	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090357	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; HPML loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income $XXX/mth.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090357	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income $XXX/mth.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090357	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. ; Guideline matrix dated XXX indicates Payment Shock - MAX XXX | FTHB XXX. The payment shock of XXX exceeds guides. Please provide a guideline exception for the payment shock violation.; Received an updated CRSE. Guidelines show max payment shock is XXX for FTHB. Actual - XXX payment shock. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Residual Income of XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Payment shock exceeds lender guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Guidelines show max payment shock is XXX for XXX. Actual - XXX payment shock. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Residual Income of XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for payment shock. My calc is lower due to our specific calculation per guides states {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Payment shock exceeds lender guidelines' from Material to Non-Material.; Change status of 'Payment shock exceeds lender guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines show max payment shock is XXX for FTHB. Actual - XXX payment shock.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Residual Income of XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.  ;
;
Guideline matrix dated XXX indicates Payment Shock - MAX XXX | FTHB XXX. The payment shock of XXX exceeds guides. Please provide a guideline exception for the payment shock violation.; Received an updated CRSE. Guidelines show max payment shock is XXX for FTHB. Actual - XXX payment shock. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Residual Income of XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income $XXX/mth.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090341	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090341	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090341	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of ___ is less than guideline minimum requirement of XXX.; A copy of the rent schedule was received. Updating loan accordingly - exception cleared. ; The Schedule of Comparative Market Rents is missing from the file.	upld rent schedule {XXX}; Uploaded the document {XXX}	XXX	Qualifying DSCR of ___ is less than guideline minimum requirement of XXX;
;
The Schedule of Comparative Market Rents is missing from the file.; Qualifying DSCR of XXX meets guideline requirement. A copy of the rent schedule was received. Updating loan accordingly - exception cleared. ; A copy of the rent schedule was received. Updating loan accordingly - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090354	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090354	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090338	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090338	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090338	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090324	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090324	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090324	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090315	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090315	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090315	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090330	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090330	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090330	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090360	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; HPML Loan with established XXX and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090360	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines require XXX last XXX months. Borrower has XXX in XXX.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX, Payment shock is .XXX, Reserves of XXX Months, Residual income of XXX and Qualifying LTV is XXX.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090360	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090372	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of XXX when LTV is XXX or higher.	Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is grnated. Compensating factors include: Qualifying credit score is XXX, Reserves of XXX Months, XXX, XXX, has owned subject for XXX years.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090372	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090372	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guidelines state - Verbal Verification of Employment (VOE) completed within XXX days of closing or at any point post-closing. A VOE was not provided; Lender to provide a valid VOE. ; An updated VOE dated XXX was provided. Exception cleared.	Uploaded the document {XXX}; Uploaded VOE. {XXX}	XXX	Guidelines state - Verbal Verification of Employment (VOE) completed within XXX days of closing or at any point post-closing. A VOE was not provided; Lender to provide a valid VOE. ; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. An updated VOE dated XXX was provided. Exception cleared. ; An updated VOE dated XXX was provided. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Employment Verification does not meet guidelines	Guidelines state - Verbal Verification of Employment (VOE) completed within XXX days of closing or at any point post-closing. A VOE was not provided; Lender to provide a valid VOE. ; An updated VOE dated XXX was provided. Exception cleared.	Uploaded the document {XXX}; Uploaded VOE. {XXX}	XXX	Guidelines state - Verbal Verification of Employment (VOE) completed within XXX days of closing or at any point post-closing. A VOE was not provided; Lender to provide a valid VOE. ; The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared. An updated VOE dated XXX was provided. Exception cleared. ; An updated VOE dated XXX was provided. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090340	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Right to Cancel by Date does not provide a XXX day rescission period from the Note Date	The right to cancel by date of XXX does not provide a XXX day rescission period and is within XXX days after the note date of XXX; A Post Closing package with the corrected Right to Cancel documentation was provided. Confirmed package was delivered to the borrower - exception cleared.	Sent New XXX, XXX Label/Proof Bwr Recv'd {XXX}; Uploaded the document {XXX}	XXX	The right to cancel by date of XXX is more than XXX days after the note date of XXX A Post Closing package with the corrected Right to Cancel documentation was provided. Confirmed package was delivered to the borrower - exception cleared. ; The right to cancel by date of XXX does not provide a XXX day rescission period and is within XXX days after the note date of XXX;
; A Post Closing package with the corrected Right to Cancel documentation was provided. Confirmed package was delivered to the borrower - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090340	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Lenders 1008 is missing the XXX Property tax monthly amount that is on the Final CD. Please revise the 1008 to match the Final CD.; Updated 1008 was received showing the corrected tax amount for the subject property. Exception cleared.	Sent Updated 1008 {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. Lenders 1008 is missing the XXX Property tax monthly amount that is on the Final CD. Please revise the 1008 to match the Final CD.. Lenders 1008 is missing the XXX Property tax monthly amount that is on the Final CD. Please revise the 1008 to match the Final CD.;
; The transmittal summary is Present. Updated 1008 was received showing the corrected tax amount for the subject property. Exception cleared. ; Updated 1008 was received showing the corrected tax amount for the subject property. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090340	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090340	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090345		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. Missing appraisal and comparable rent schedule and/or lease agreement. Unable to calculate DSCR without proper documentation.	Document Uploaded. Uploaded appraisal with comp rent schedule.; Document Uploaded. Uploaded appraisal with comp rent schedule.		Appraisal with rent comp schedule was reviewed and updated. DSCR is now greater than the guideline requirement of XXX and cleared. ; A copy of the original appraisal with Form 1004D and SSR documentation were provided. Comp Rent Schedule included with the appraisal - updating the loan accordingly.	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090345		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.						C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090366		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090366		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090366		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	Investment Purchase The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090361		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, XXX, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, XXX, and XXX support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Difference in DTI appears to be caused by use of lender credit report vs original broker credit report. Lender did not include XXX debt with payment of XXX as listed on broker report.	Document Uploaded. LOX, Updated 1003/1008/CRSE; Document Uploaded. LOX, Updated 1003/1008/CRSE		An LOX, with corrected 1008/loan application were provided . The new monthly amount per the XXX Credit Report has payment of XXX and that is now what was used to calculate the ratios. The amounts are similar - but broker's report will be used per direction. Sufficient documentation provided - cleared.	XXX		B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090361		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090361		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090361		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX		B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090335		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying DTI below max allowed. - XXX Factor Borrower has stable job time - XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090335		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying DTI below max allowed. - XXX Factor Borrower has stable job time - XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090335		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying DTI below max allowed. - XXX Factor Borrower has stable job time - XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090363		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying DTI below max allowed. - XXX Factor Borrower has stable job time - XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090363		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying DTI below max allowed. - XXX Factor Borrower has stable job time - XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090363		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying DTI below max allowed. - XXX Factor Borrower has stable job time - XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090355	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of v% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090355	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of v% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090368	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - XXX Factor
Borrower has stable job time - XXX Factor
Qualifying FICO is Greater than the Guideline Minimum - XXX Factor
Qualifying DTI below max allowed. - XXX Factor
																			Original CLTV is Below the Guideline Maximum - XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090368	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - XXX Factor
Borrower has stable job time - XXX Factor
Qualifying FICO is Greater than the Guideline Minimum - XXX Factor
Qualifying DTI below max allowed. - XXX Factor
																			Original CLTV is Below the Guideline Maximum - XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090368	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - XXX Factor
Borrower has stable job time - XXX Factor
Qualifying FICO is Greater than the Guideline Minimum - XXX Factor
Qualifying DTI below max allowed. - XXX Factor
																			Original CLTV is Below the Guideline Maximum - XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090384		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Property Title Issue	Property Title Issue Title of the property will be in XXX, a XXX. The Mortgage is signed only by the borrower and as the XXX of the XXX. The XXX is the XXX member of XXX who holds Title. Guidelines require All borrowers must sign the Deed of Trust/Mortgage as individuals and as authorized signers of the LLC / Corporation. Please provide a signature line for borrower signing on XXX of the XXX who is the XXX of the XXX.			Document Uploaded. Received an LOX with a copy of the Process Update effective on XXX. Process update shows, "Title may be held in the LLC/Corporation; however, the loan application must be made in the individual borrower’s name. When the borrower elects to vest the subject property in the name of an LLC, the note will be prepared with XXX signature line for each borrower(s) to sign in his/her individual capacity. All borrowers must sign the XXX and XXX as individuals and as authorized signers of the LLC/Corporation." Reviewed the process change and the updated guidelines to confirm. Exception cleared.	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090384		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	Named Insured does not match Borrower(s) Name(s) Named insured is the LLC. The LLC is on title, the borrower is not on title.			Document Uploaded. Received an LOX with a copy of the Process Update effective on XXX. Process update shows, "Title may be held in the LLC/Corporation; however, the loan application must be made in the individual borrower’s name. When the borrower elects to XXX the subject property in the name of an LLC, the note will be prepared with one signature line for each borrower(s) to sign in his/her individual capacity. All borrowers must sign the XXX and XXX as individuals and as authorized signers of the LLC/Corporation." Reviewed the process change and the updated guidelines to confirm. Exception cleared.	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090384		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.						C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090411		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	Guideline seasoning requirement has not been met. Required Reserves per the guidelines are XXX months, the assets available verify XXX months. An exception was approved.			Guideline seasoning requirement has not been met. Required Reserves per the guidelines are XXX months, the assets available verify XXX months. An exception was approved. Compensating factors include: Qualifying Credit Score XXX, DTI XXX housing/XXX total, Borrower has owned business for XXX years, Residual Income of XXX, XXX, Qualifying LTV is XXX.	XXX	Qualifying credit score is XXX, DTI is XXX% and XXX%, Borrower has owned business for XXX+ years, Residual Income of $XXX, Credit History XXX and Qualifying LTV is XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090411		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (XXX)	Audited Reserves of XXX are less than XXX Required Reserves of XXX Required Reserves Per the Guidelines are XXX months, The assets available verify XXX months. An exception was approved.			Audited Reserves of XXX are less than XXX Required Reserves of XXX Required Reserves Per the Guidelines are XXX months, The assets available verify XXX months. An exception was approved. Compensating Factors include: Qualifying Credit Score XXX, DTI XXX Housing/XXX total, Borrower has owned Business for XXX years, Residual Income of XXX. XXX, Qualifying LTV is XXX.	XXX	Qualifying credit score is XXX, DTI is XXX% and XXX%, Borrower has owned business for XXX+ years, Residual Income of $XXX, Credit History XXX and Qualifying LTV is XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090411		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying credit score is XXX, DTI is XXX% and XXX%, Borrower has owned business for XXX+ years, Residual Income of $XXX, Credit History XXX and Qualifying LTV is XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090411		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying credit score is XXX, DTI is XXX% and XXX%, Borrower has owned business for XXX+ years, Residual Income of $XXX, Credit History XXX and Qualifying LTV is XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090371		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.			AVM in file, value supported.	XXX	Qualifying credit score is XXX, DTI XXX% housing and XXX% total, Borrower with same employer for XXX years, Verified reserves are XXX, Residual income or $XXX	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090371		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying credit score is XXX, DTI XXX% housing and XXX% total, Borrower with same employer for XXX years, Verified reserves are XXX, Residual income or $XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090333		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying credit score is XXX, DTI XXX% housing and XXX% total, Borrower with same employer for XXX years, Residual income of $XXX, Qualifying LTV is XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090333		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying credit score is XXX, DTI XXX% housing and XXX% total, Borrower with same employer for XXX years, Residual income of $XXX, Qualifying LTV is XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090333		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying credit score is XXX, DTI XXX% housing and XXX% total, Borrower with same employer for XXX years, Residual income of $XXX, Qualifying LTV is XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090307		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090307		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090307		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090317		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying credit score is XXX, DTI XXX% housing and XXX% total, Borrower with same employer for XXX years, Monthly housing payment is changing by -XXX monthly, Qualifying payment shock is -XXX%, Verified reserves are XXX, Credit history XXX last XXX months, Qualifying LTV is XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090317		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying credit score is XXX, DTI XXX% housing and XXX% total, Borrower with same employer for XXX years, Monthly housing payment is changing by -XXX monthly, Qualifying payment shock is -XXX%, Verified reserves are XXX, Credit history XXX last XXX months, Qualifying LTV is XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090302	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090328		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying credit score is XXX, Borrower with same employer for XXX years, Verified reserves are XXX, Credit history XXX last XXX months, Qualifying LTV is XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090328		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying credit score is XXX, Borrower with same employer for XXX years, Verified reserves are XXX, Credit history XXX last XXX months, Qualifying LTV is XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090328		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying credit score is XXX, Borrower with same employer for XXX years, Verified reserves are XXX, Credit history XXX last XXX months, Qualifying LTV is XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090337		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying credit score is XXX, DTI XXX% housing and XXX% total, Borrower with same employer for XXX years, Qualifying payment shock is XXX%, Verified reserves are XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090337		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying credit score is XXX, DTI XXX% housing and XXX% total, Borrower with same employer for XXX years, Qualifying payment shock is XXX%, Verified reserves are XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090337		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying credit score is XXX, DTI XXX% housing and XXX% total, Borrower with same employer for XXX years, Qualifying payment shock is XXX%, Verified reserves are XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090342		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying credit score is XXX, Credit History XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090342		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying credit score is XXX, Credit History XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090280	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090322		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090322		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090322		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090301	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090301	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090301	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090465	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090465	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090428	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial. Lender used Broker's FICO of XXX to qualify borrower. Broker's credit report is missing from the loan file.	Change status of 'Borrower Credit Report Indicator is Partial' from Active to Open Rebuttal.; Received copy of Broker's Credit Report dated XXX. Mid-score confirmed - XXX. Exception cleared	XXX	Borrower credit report indicator is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090428	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; HPML with established XXX and met appraisal requirements.	HMPL compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090426	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Evidence of source of large deposits on the XXX savings XXX dated XXX was not provided. ; Received LOX - The source of the XXX is not available; however the borrower has sufficient other assets so I would like to back out the large deposit. Reviewed current assets and confirmed. Amount is sufficient. Exception cleared.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Received LOX - The source of the XXX is not available; however the borrower has sufficient other assets so I would like to back out the large deposit. Reviewed current assets and confirmed. Amount is sufficient. Exception cleared.	XXX	Received LOX - The source of the XXX is not available; however the borrower has sufficient other assets so I would like to back out the large deposit. Reviewed current assets and confirmed. Amount is sufficient. Exception cleared. ; Received LOX - The source of the XXX is not available; however the borrower has sufficient other assets so I would like to back out the large deposit. Reviewed current assets and confirmed. Amount is sufficient. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090483	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; XXX - Received COC and LE dated XXX. Updating loan.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090483	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Revoked.; ..; Change status of 'Higher-Priced Mortgage Loan' from Revoked to Acknowledged by Seller.; Condition deemed non-material	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090483	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090483	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090483	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Tolerance in the amount of XXX for increase of Discount Points and Loan Origination fee on revised LE XXX. COC in file dated XXX for loan amount increase to XXX on LE XXX, however, loan amount increased to XXX on LE XXX along with Discount Points and Loan Origination fee. Need COC, PCCD, or evidence of refund to borrower for increase in Discount Points and Loan Origination fee on revised LE XXX.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XXX - Received COC and LE dated XXX. Updating loan. ; Tolerance in the amount of XXX for increase of Discount Points and Loan Origination fee on revised LE XXX. COC in file dated XXX for loan amount increase to XXX on LE XXX, however, loan amount increased to XXX on LE XXX along with Discount Points and Loan Origination fee. Need COC, PCCD, or evidence of refund to borrower for increase in Discount Points and Loan Origination fee on revised LE XXX.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090483	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX - Received COC and LE dated XXX. Updating loan.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090443	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. XXX - XXX Day Mortgage Lates.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.;
Per CRSE - Credit:Derogatory. XXX mortgage late. Compensating Factors : XXX LTV, pgrm max is XXX; Other - XXX, owns mulitple rental prop. Acknowledged by client.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	B	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090443	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090443	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; CDA received - updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received - updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA received - updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090423	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090423	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090424	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090424	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090420	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090420	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090420	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090430	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.	HMPL compliant.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090430	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Lender approved payment shock exception, noting that the borrower is an XXX who spends XXX mo on XXX stop accommodations. DTI of XXX, residual income of XXX and same business for XXX years were cited as compensating factors.	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090430	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090430	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090430	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines require XXX. XXX transfers pp 316-319 do not show a consistent pattern of payments equal to the XXX the borrower says XXX pays, and there are entire months without any payments being made. Although this appears to be payments made to XXX members, and may therefore be a XXX, it does not show a XXX payment record.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received CRSE (Payment Shock exception) with copy of Bank Statements. Borrower is a XXX and pays for XXX and XXX. Payments outlined on bank statements show payments - exception cleared.	XXX	Housing delinquency meets guidelines.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090430	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Lender collected XXX months bank statement data, approved for 1XXX2 months. Qualifying income does not match either the XXX or XXX month bank statement analysis. I have made an adjusting entry to show the bank statement income at XXX, but preserve the integrity of the data. I am showing the qualifying income as "other - qualifying" for the purpose of the review	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
XXX: Received explanation from lender that they used the lower of the 1003 income vs the bank statement since it was more conservative. exception cleared.	XXX	The borrower income verification does match approval	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090430	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Originator NMLS is Not Active	The originator has an active license but it is not with the broker of record for this transaction.	Change status of 'Originator NMLS is Not Active' from Active to Open Rebuttal.;
Received LOX with copy of NMLS search - LO was currently employed with the broker firm at the time of closing. Exception cleared.	XXX	The originator NMLS status is Active	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024090432	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Guidelines require XXX. File only contains proof of rent payments for XXX months.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															Located copy of rent payments from XXX XXX Exception cleared. ; Guidelines require XXX. File only contains proof of rent payments for XXX months.	XXX	Housing delinquency meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090432	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The lender has not included XXX deferred student loan payments in the borrower's debt load. Per AO guidelines, a payment of XXX of the outstanding balance must be included. The approved DTI of XXX is therefore understated. The DTI from this review is XXX with the inclusion of the student loan payments as required.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; DTI is within guidelines - Client advised no issue.	XXX	Borrower liabilities verified indicator is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090432	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; HPML Loan with established XXX and appraisal received. Downgraded to a B			HMPL compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090432	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090427	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.	HMPL compliant.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090427	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Per Lender Guidelines, not applicable loan amount is less than XXX. Exception cleared.	Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Revoked.;
Per Lender Guidelines, not applicable loan amount is less than XXX ; Per Lender Guidelines, not applicable loan amount is less than XXX. Exception cleared.	XXX	Third Party Valuation Product Provided.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090427	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Third Party Valuation Product Provided not ; Third Party Valuation Product Provided, value supported	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090427	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.; Per Lender Guidelines, not applicable loan amount is less than XXX. Exception cleared.	Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX from Active to Revoked.;
Per Lender Guidelines, not applicable loan amount is less than XXX ; Per Lender Guidelines, not applicable loan amount is less than XXX. Exception cleared.	XXX	Third Party Valuation Product Provided.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090427	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090427	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; ; XXX established, and appraisal receipt acknowledged within XXX days.	HMPL compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090435	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090435	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090433	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090433	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090433	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; This loan failed the initial closing disclosure delivery date test due to: The initial Closing Disclosure dated XXX is missing from the loan file.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received CD dated XXX w/ corresponding COC. Updating loan accordingly. ; This loan failed the initial closing disclosure delivery date test due to: The initial Closing Disclosure dated XXX is missing from the loan file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090433	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Monitor Timing of Disclosures Finding	TRID Monitor Timing of Disclosures Finding.This loan contains at least XXX disclosure that fails XXX or more of the various disclosure timing provisions in the TILA-RESPA Integrated Disclosure section of Regulation Z. For more information, please see the TILA-RESPA Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and XXX may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.; The initial Closing Disclosure dated XXX is missing from the loan file.	Change status of 'TRID Monitor Timing of Disclosures Finding' from Active to Open Rebuttal.;
Received CD dated XXX w/ corresponding COC. Updating loan accordingly. ; The initial Closing Disclosure dated XXX is missing from the loan file.	XXX	TRID Monitor Timing of Disclosures Finding.This loan contains disclosures that do not fail XXX or more of the various disclosure timing provisions in the TILA-RESPA Integrated Disclosure section of Regulation Z. For more information, please see the TILA-RESPA Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and XXX may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A		A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090439	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.			HMPL compliant.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090439	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090439	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090506	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	XXX Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Declared XXX with no subsequent Property Inspection XXX, XXX, XXX, and XXX started XXX, ending XXX, declared XXX. Subject is in XXX, an XXX. Lender to provide Post Disaster Inspection confirming no damage to subject.	XXX provided	XXX	PDI provided showing no damage; exception resolved.;	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090506	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090506	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cured Post Close	XXX	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX. The disclosed finance charge of XXX is not considered accurate because it is understated by more than XXX. This loan failed the TILA finance charge test. (12 CFR 1026.38(o)(2) ) The finance charge is XXX. The disclosed finance charge of XXX is not considered accurate because it is understated by XXX. The fees included in the testing are as follows:
Points-Loan Discount Fee paid by Borrower: XXX
Underwriting Fee paid by Borrower: XXX
Funding, Wire, Or Disbursement Fee paid by Borrower: XXX
Processing Fee paid by Borrower: XXX
Flood Certification - XXX Charge or Life of Loan paid by Borrower: XXX
Settlement or Closing Fee paid by Borrower: XXX
XXX Fee paid by Borrower: XXX
Prepaid  Interest paid by Borrower: -XXX
Cure requires a PCCD,LOE, Copy of refund check of XXX and proof of delivery.	Cure package provided	XXX	Cure package provided; exception resolved	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090491	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090491	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090491	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090425	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090425	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090425	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Third Party high alert not cleared.; Received LOX with supporting documentation: XXX is XXX of client's Operation and not a XXX. NMLS is not applicable. Exception cleared.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.;
															Received LOX with supporting documentation: XXX is XXX of client's Operation and not a XXX. NMLS is not applicable. Exception cleared.	XXX	Alerts from Fraud Report have been cleared.; Received LOX with supporting documentation: XXX is XXX of client's Operation and not a XXX. NMLS is not applicable. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090422	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090422	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090475	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Business Purpose Affidavit/Disclosure Missing	Business Purpose XXX/Disclosure Missing The disclosure is not included in the produced file.	Business Purpose XXX/Disclosure Provided; Received email LOX from Lender confirming the Business XXX is not a requirement on correspondent loan. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090475	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090475	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	Business Purpose Cert is missing; No other exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090331	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to XXX of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is XXX or more, and the transaction's total points and fees is XXX, which exceeds XXX percent of the total loan amount of XXX; or The loan amount is less than XXX and the transaction's total points and fees is XXX, which exceeds the lesser of XXX percent of the total loan amount of XXX or XXX. Documentation Required: Missing undiscounted/par rate to complete a XXX points and fees testing. Please provide undiscounted rate from either compliance reporting or discount point fee disclosures	Document Uploaded. ; Document Uploaded.	XXX	; Cure package provided, exception downgraded to a XXX; Based on the undiscounted rate provided, only XXX discount point was excludable leaving the following fees in testing:
XXX Lender paid broker compensation
XXX Underwriting fee
XXX after excludable discount points
Cost to cure XXX; Cure package includes PCCD, LOE, Copy of check, proof of delivery and reopen rescission; PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery, which downgrades the exception to a B. Exception cured within XXX days of the creditor's discovery or receipt of notification of an unintentional violation or XXX error and prior to the XXX of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, (A) make the loan satisfy the requirements of this part; or (B) in the case of a high-cost mortgage, change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage. The consumer accepted a change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage.
																		XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090332		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of XXX. The matrix requirement for XXX borrowers is XXX months reserves for the subject property. This is confirmed in the full guidelines. The Credit Risk Summary indicates XXX months, but no exception approval.	Document Uploaded. Uploaded CRSE.	XXX	Received an updated CRSE. Guidelines require XXX months reserves. Actual - XXX months reserves. XXX added this exception after TPR firm conditioned for it. Compensating Factors : XXX experience for past XXX months.	XXX	Land lord experience for past XXX yrs; DSCR >XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090332		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Land lord experience for past XXX yrs; DSCR >XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090332		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Land lord experience for past XXX yrs; DSCR >XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090216	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (FACTA)	Missing Credit Score Disclosure (XXX) The XXX disclosure is missing.	Document Uploaded. Uploaded Credit Score Disclosure.	XXX	XXX disclosure statement provided resolved exception; XXX disclosure statement provided resolved exception	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090216	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Initial XXX Disclosure	XXX Disclosure is Missing The XXX is missing.	Document Uploaded. Uploaded disclosure.	XXX	XXX disclosure statement provided resolved exception; XXX Account Disclosure is Resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	B	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090216	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090216	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090218	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Hazard Insurance Policy is Partial	XXX Partially Provided Hazard reflects address XXX which is an investment owned. Invoice page 2 reflects subject address. Both pages reflect same loan number and offer. CD reflects monthly of XXX = XXX which matches invoice amount. Appears address incorrect on page 1 of insurance cert.	Document Uploaded.	XXX	XXX is fully present; XXX is fully present; Received copy of Evidence of Property Insurance confirming the correct address.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXXFactor
Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX Factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090218	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXXFactor
Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090202	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090202	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090253		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090253		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090168	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090168	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090168	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090205	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Borrower does not meet residual income requirement	Residual income of XXX does not meet guideline minimum of XXX. The lender cited the XXX FICO score, XXX years with the same employer and XXX payment history as the compensating factors.	Residual income of XXX does not meet guideline minimum of XXX. The lender cited the XXX FICO score, XXX years with the same employer and XXX payment history as the compensating factors.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; XXX payment history	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090205	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; XXX payment history	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090205	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; XXX payment history	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090186	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Borrower has XXX mortgage pay history which is not allowed per guidelines. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX, DTI is XXX housing and XXX total, Borrower with employer for XXX years, Reserves of XXX months, Residual income of XXX, LTV is XXX.	Housing History Does Not Meet Guideline Requirements Borrower has XXX mortgage pay history which is not allowed per guidelines. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX, DTI is XXX housing and XXX total, Borrower with employer for XXX years, Reserves of XXX months, Residual income of XXX, LTV is XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%; Reserves of XXX months, Residual income of $XXX/m	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090186	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%; Reserves of XXX months, Residual income of $XXX/m	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090211	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090211	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090211	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX of Business Purpose pg. 254 The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090233	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. Compensating factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. Compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090223	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX completed TRID portion of loan, reviewed and validated exception The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090358	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX of Business Purpose pg. 535 The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090358	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090358	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090470		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	TRID na The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090470		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090277		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Third Party Other Product variance to appraised value exceeds XXX%		Document Uploaded.	XXX	; Desk review provided. ; AVM variance to appraised value is great than XXX. Value is calculated at -XXX. Additional value review is required.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Factor	B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090277		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Factor	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090277		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Factor	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090277		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Factor	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090305		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Flood Insurance Effective Date is after the Note Date	Flood Insurance Effective Date of XXX is after the Note Date of XXX Verified correct dates.	Document Uploaded. The XXX were effective XXX day after closing. I have confirmed with the insurance agent that there have been no claims made on the property in that XXX day XXX period up to XXX. Please see attestation letter.	XXX	XXX Insurance Effective Date of XXX is prior to or equal to the Note Date of XXX Or Flood Insurance Effective Date Is Not Provided; Received LOX from lender and XXX confirming no claims were placed on the property prior to the effective date of XXX. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Factor	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090305		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of XXX is less than required coverage required Coverage amount of XXX does not cover loan amount of XXX.	Document Uploaded. I have uploaded the XXX of Coverage.	XXX	Hazard Insurance coverage meets guideline requirement; Received a copy of the checklist of coverage for the XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Factor	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090305		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090305		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090291		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Fraud: Potential Identity Issues identified in the file	The borrower signed the note and mortgage as XXX. The XXX presented shows his name as XXX. A name XXX is required to resolve this issue.	Document Uploaded.	XXX	Name XXX is uploaded stating and XXX of XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090291		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090291		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090292		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Potential Identity Issues identified in the file	The loan documents reflect the name of XXX. The XXX license presented shows the individual's name to be XXX. A borrower name XXX is required to resolve the issue.	Document Uploaded.	XXX	Signature Name XXX has been uploaded reflecting the name XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090292		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090292		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090272	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	XXX is Missing	Missing XXX The file includes the HOI for the borrowers address, however does not include the HOA insurance documents. Please provide the XXX insurance documents from XXXXX & XXXXX Insurance company for review.	Document Uploaded.	XXX	XXX is fully present	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090272	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Borrower has XXX month documented retirement distribution, having recently set up the distributions. Guidelines call for XXX years. CRSE in the file cites this exception and approval is granted. Compensation factors include: Qualifying credit score is XXX, reserves of XXX months, qualifying LTV is XXX.	Income and Employment Do Not Meet Guidelines Borrower has only XXX month documented retirement distribution, having recently set up the distributions. Guidelines call for XXX years. CRSE in the file cites this exception and approval is granted. Compensation factors include: Qualifying credit score is XXX, reserves of XXX months, qualifying LTV is XXX.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090272	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090272	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090272	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions. QM exception rescinded due to Non-QM loan. The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090319	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The lenders calculations do not match the bank statement worksheet in the file. The XXX income is not listed and the income is adjusted to average for XXX months instead of XXX. Please recalculate using XXX months of income.

														Lender is using a XXX expense ratio. Guidelines only allow an expense ratio less than XXX if it is verified by a CPA. Please provide a CPA letter stating the expense ratio is XXX or less.	Document Uploaded. I updated the bk stmt worksheet to include XXX income. See updated worksheet, XXX, 1008/1003, and CRSE with the updates. I also uploaded the CPA letter stating the XXX expense ratio.	XXX	Income and Employment Meet Guidelines; Received copy of bank statement for XXX; with an updated income calculation/1008/CRSE/CPA letter. Re-reviewed the updated documentation and confirmed the new income. Updating loan accordingly.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090319		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090452		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Document Uploaded. Uploaded the XXX that was disclosed XXX day after the application date.	XXX	XXX provided dated within XXX days of application; Exception resolved; XXX provided dated within XXX days of application; Exception resolved; Documentation required to clear exception. The Charges That In Total Cannot Increase More Than XXX Test is failing due to missing lender’s Service Provider List within XXX days of the application date.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090452		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090452		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090213		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090213		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX completed TRID portion of loan, reviewed and validated exception The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090213		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090237	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090237	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090237	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX, Cert of Business Purpose pg. 213 The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090219		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090219		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090219		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090262	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090262	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090262	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090240	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090240	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090251		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090251		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090251		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090175		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090175		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090175		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090290		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090290		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090290		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090469	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090469	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX- Cert of Business Purpose pg. 335 The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090469	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090200		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090200		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090200		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090220		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per XXX guidelines, the borrower must own the XXX. This borrower rents. The lender cited the XXX FICO, XXX months of reserves and XXX payment history as the compensating factors.			CRSE in the file XXX this exception and approval is granted.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; XXX months of reserves, XXX payment history	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090220		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; XXX months of reserves, XXX payment history	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090220		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; XXX months of reserves, XXX payment history	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090187		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090187		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090206		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090206		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090234	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090274	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing Document Uploaded. Updated business search conducted and provided.	Updated business search conducted and provided.	XXX	Borrower has stable job time - Borrower has XXX years on job. BorrowerXXX in file dated XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090274	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job. BorrowerXXX in file dated XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090274	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX- Cert of Business Purpose pg. 225 The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job. BorrowerXXX in file dated XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090145		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090145		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090145		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090167	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090167	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090167	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090284		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require the borrower to XXX.			Housing History Does Not Meet Guideline Requirements Guidelines require the borrower to own a primary residence. CRSE in the file XXX this exception and approval is granted. Compensating factors include: Qualifying Credit score is XXX, Reserves of XXX months, XXX, XXX LTV, all comps are similar between XXX sq ft.	XXX	Qualifying Credit score is XXX, Reserves of XXX months, XXX, XXX% LTV, all comps are similar between XXX sq ft.	B	B	B	B	B	B	B	B	A	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090284		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: Guidelines require a minimum of XXX sq ft living space.			Property/Appraisal guideline violation: Guidelines require a minimum of XXX sq ft living space. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit score is XXX, Reserves of XXX months, XXX, XXX LTV, all comps are similar between XXX sq ft.	XXX	Qualifying Credit score is XXX, Reserves of XXX months, XXX, XXX% LTV, all comps are similar between XXX sq ft.	B	B	B	B	B	B	B	B	A	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090284		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						B	B	A	A	B	B	B	B	A	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090185	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090185	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090195		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090195		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090195		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090230		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090230		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090230		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090183	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090183	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090183	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090171		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090171		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090171		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090176	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090176	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090176	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090146		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090146		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090146		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090191		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090191		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090191		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090214	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job. Borrower XXX. Per Tax preparer, borrower business began as an XXX, but was registered with the XXX on XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% CRSE in file reflects XXX% DTI. Within tolerance.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090214	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job. Borrower XXX. Per Tax preparer, borrower business began as an XXX, but was registered with the XXX on XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% CRSE in file reflects XXX% DTI. Within tolerance.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090214	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job. Borrower XXX. Per Tax preparer, borrower business began as an XXX, but was registered with the XXX on XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% CRSE in file reflects XXX% DTI. Within tolerance.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090162	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job. XXX, borrower been SE since XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090162	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job. XXX, borrower been SE since XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090162	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job. XXX, borrower been SE since XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090156	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090156	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090156	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090228		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements CRSE approved exception to guidelines. Exception Type, Credit - Payment History, Guidelines, Borrower must own XXX. Actual, Borrower rents XXX. Rationale, added this exception due to XXX guides. Qualifying credit score is XXX, Reserves of XXX months, XXX, XXX			Housing History Does Not Meet Guideline Requirements CRSE approved exception to guidelines. Exception Type, Credit - Payment History, Guidelines, Borrower must XXX. Actual, Borrower rents primary residence. Rationale, added this exception due to XXX guides. Qualifying credit score is XXX, Reserves of XXX months, XXX, XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance; Reserves of XXX months; XXX; XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090228		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance; Reserves of XXX months; XXX; XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090228		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance; Reserves of XXX months; XXX; XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090217	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	The Final 1003 is Missing	The Final 1003 is Missing	The Final 1003 is Present; Document Uploaded. Lender emailed over the attached final 1003	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090217	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090217	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090179		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Missing letter of explanation	The credit report provided in the file dated XXX reflected XXX inquiries on XXX. The file did not contain a completed, signed letter of explanation from the borrower explaining the inquiries and whether new credit was established.	Document Uploaded. LOX uploaded. Inquiry is for XXX mortgage for primary residence taken out XXX detailed on Fraudguard report. Letter not required from XXX.	XXX	Document uploaded in trailing docs	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090179	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	The appraiser was not licensed (Primary Value)	Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date The Underwriter accessed XXX.XXX to try and locate the appraisers licensure. In all XXX listings that are reflected for XXX in the state of XXX, none reflect an earlier effective date than XXX. The appraisal report was dated XXX which indicates that the appraiser's license was not valid at the time of the appraisal completion.	Document Uploaded. I found appraiser on XXX list of appraisers with his XXX information. He has been an appraiser since XXX with his current XXX expiring on XXX which matches what the appraisal states.	XXX	XXX

																	Indicates Appraisers current license has been active since XXX. Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090179		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090210		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	XXX Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Declared XXX with no subsequent Property Inspection Per XXX, there was a disaster reflected with an incident period of XXX to XXX with the XXX Declaration on XXX which is after the appraisal date of XXX. XXX indicates that the incidence were XXX, etc. and XXX in which the property is located is available for XXX Assistance.			Document Uploaded. XXX inspection provided showing No damage.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090210		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090210		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090244	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	The appraiser was not licensed (Primary Value)	Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date	Reviewed documentation provided and confirm. XXX updates the effective/expiration date based on the current license. Documentation provided confirms appraiser was active prior to XXX; Reviewed documentation provided and confirm. XXX updates the effective/expiration date based on the current license. Documentation provided confirms appraiser was active prior to XXX. ; Document Uploaded. Received LOX via email - o This XXX SC loan and this is the same case as XXX. It appears per site the date of XXX is the date the Appraiser renewed new/updated Appraisal License. Pls advise, thank you	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090244	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090244	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090244	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090193	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required. Please Provide evidence Borrower received initial CD within the required XXX day period.
Per Disclosure tracking CD dated XXX This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090193	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) Missing evidence borrower received Notice to Home Loan Applicant of credit score utilized.	Document Uploaded.	XXX	XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090193	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090193	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090147		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090147		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090147		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090440		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements CRSE approved exception to guidelines. Exception Type, Credit-Payment History (Housing). Guideline, Borrower must own XXX. Actual, Borrower rents XXX. Rationale, Rent payments verified. No occupancy concerns. Appraisal XXX and XXX is for a rental. (XXX added exc per XXX guides) Granted by XXX XXX			Housing History Does Not Meet Guideline Requirements CRSE approved exception to guidelines. Exception Type, Credit-Payment History (Housing). Guideline, Borrower must XXX. Actual, Borrower rents primary. Rationale, Rent payments verified. No occupancy concerns. Appraisal marked XXX occupied and XXX is for a rental. (XXX added exc per XXX guides) Granted by XXX XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. Credit History - XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090440		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. Credit History - XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090440		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. Credit History - XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090188	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090188	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090188	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090153	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090153	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090153	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090165	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job. Borrower is SE business owner. Company origination date XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090165	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job. Borrower is SE business owner. Company origination date XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090165	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job. Borrower is SE business owner. Company origination date XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090208	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090208	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090208	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090154		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (XXX)	Audited Reserves of XXX are less than Guideline Required Reserves of XXX. Guidelines require XXX months of reserves. Borrower has XXX. CRSE in the file XXX this exception and approval is granted. Compensating factors include: DTI XXX housing ratio, Borrower with same employer for XXX years, Qualifying payment shock is XXX, Residual income of XXX.		XXX	Lender exception in file.		Borrower has stable job time - Borrower has XXX years on job, Qualifying payment shock minimal XXX%, Residual income of $XXX/mth	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090154		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job, Qualifying payment shock minimal XXX%, Residual income of $XXX/mth	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090215	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090215	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090215	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090199		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090199		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090199		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090458	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090458	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090458	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX An amendment to the title commitment or the XXX is needed, either showing XXX coverage, to cure this issue.	Document Uploaded.	XXX	Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX; Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090116		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Intent to Proceed is Missing	The intent to proceed is missing Documentation Required: File missing ITP	Document Uploaded. Uploaded signed Intent to Proceed.	XXX	Intent to proceed provided; Exception resolved; Intent to proceed provided; Exception resolved; Intent to proceed provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090116		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Documentation Required - Missing revised CD issued around XXX, file includes related COC XXX, Appraisal Inspection fee added	Document Uploaded. Uploaded CD dated XXX with COC.	XXX	COC & CD provided; Exception resolved; COC & CD provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090116		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090116		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Guidelines require bank statement loans to have a Business Questionnaire filled out by the borrower or his XXX. Please provide the Business Questionnaire for review.	Document Uploaded. Uploaded Business Questionnaire.	XXX	Income and Employment Meet Guidelines; Business Questionnaire received.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090129	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Intent to Proceed is Missing	The intent to proceed is missing.	Document Uploaded. Uploaded Intent to Proceed.	XXX	Intent to proceed provided; Exception resolved; Intent to proceed provided; Exception resolved; Intent to proceed provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090129	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090129	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090077		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090077		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090077		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090079		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090079		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090079		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090099	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090099	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090099	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090074		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090074		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090074		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090085		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090085		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090085		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090144	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090144	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090144	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090113		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090113		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090113		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090468	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090468	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090468	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090169		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; HPML Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job; Residual Income of $XXX.	D	B	A	A	B	B	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090169		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job; Residual Income of $XXX.	D	B	A	A	B	B	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090169		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance.	Document Uploaded. Uploaded CRSE with NSF exception. Exception already approved by XXX.	XXX	Per CRSE - Guidelines - XXX requires NSF/Overdraft activity to be reviewed for acceptability. Actual - # of NSFs in past XXX -XXX/ XXX requires review of NSF activity. Compensating Factors : DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Residual Income of XXX.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job; Residual Income of $XXX.	D	B	B	B	B	B	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090169		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Service Provider List	The SSPL is missing.	Document Uploaded. Uploaded SSPL.	XXX	SSPL provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job; Residual Income of $XXX.	D	B	D	A	B	B	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090169		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) Missing Notice of Home Loan Creditor Score disclosure.	Document Uploaded. Uploaded Credit Score Disclosure.	XXX	XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job; Residual Income of $XXX.	D	B	D	A	B	B	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of XXX is less than required coverage required Loan Amount XXX, insured amount is XXX with a XXX Law and Ordinance coverage included taking it to XXX. No Insurance Estimator in file, or Extended Guaranteed Replacement Coverage.	Document Uploaded. This is a XXX property and it is against XXX for agents to provide the RCE therefore we have the Checklist of Coverage in XXX of to document the replacement cost. I have uploaded the Checklist of Coverage.	XXX	Hazard Insurance coverage meets guideline requirement	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance. XXX factor
																			Borrower has stable job time - Borrower has XXX years on job. per VOE by XXX, XXX effective date of business XXX with XXX as the Officer/Director. Reserves are XXX Residual Income of $XXX	D	B	C	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance. XXX factor
																			Borrower has stable job time - Borrower has XXX years on job. per VOE by XXX, XXX effective date of business XXX with XXX as the Officer/Director. Reserves are XXX Residual Income of $XXX	D	B	A	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA XXX Cure Required. The XXX tolerance violation in the amount of XXX is due to an increase in Electronic Recording, Notary, Settlement/Closing, Abstract, Archive, Wire Transfer, Endorsement and Title Binder fee from the LE to CD. The revised LE issued XXX and initial Written List of Service Providers is missing from the loan file. Need missing LE, initial WLSP, evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of XXX.	Document Uploaded.	XXX	XXX provided; Exception resolved; XXX provided; Exception resolved; This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges ($284.00) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance. XXX factor
																			Borrower has stable job time - Borrower has XXX years on job. per VOE by XXX, XXX effective date of business XXX with XXX as the Officer/Director. Reserves are XXX Residual Income of $XXX	D	B	D	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX exceeds Guideline LTV of XXX CRSE approved exception to guidelines. Exception Type, Cash-Out Amount, Guideline, Max LTV: XXX Cash Out: XXX - XXX, Actual, LTV: XXX, Rationale, Exception granted to proceed up to XXX cash back. Borrower purchased XXX home with cash in XXX and is now doing an all cash out loan. Granted by XXX. Qualifying Credit Score is XXX, XXX (Housing Ratio) or XXX (Total) Borrower with same Employer/Business for XXX years Verified Reserves are XXX Residual Income of XXX	Audited LTV of XXX exceeds Guideline LTV of XXX CRSE approved exception to guidelines. Exception Type, Cash-Out Amount, Guideline, Max LTV: XXX Cash Out: XXX - XXX, Actual, LTV: XXX, Rationale, Exception granted to proceed up to XXX cash back. Borrower purchased XXX home with cash in XXX and is now doing an all cash out loan. Granted by XXX . Qualifying Credit Score is XXX, XXX (Housing Ratio) or XXX (Total) Borrower with same Employer/Business for XXX years Verified Reserves are XXX Residual Income of XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance. XXX factor
																			Borrower has stable job time - Borrower has XXX years on job. per VOE by XXX, XXX effective date of business XXX with XXX as the Officer/Director. Reserves are XXX Residual Income of $XXX	D	B	B	B	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX exceeds Guideline HCLTV of XXX CRSE approved exception to guidelines. Exception Type, Cash-Out Amount, Guideline, Max LTV: XXX Cash Out: XXX - XXX, Actual, LTV: XXX, Rationale, Exception granted to proceed up to XXX cash back. Borrower purchased his home with cash in XXX and is now doing an all cash out loan. Granted by XXX Qualifying Credit Score is XXX, XXX (Housing Ratio) or XXX (Total) Borrower with same Employer/Business for XXX years Verified Reserves are XXX Residual Income of XXX	Audited HLTV of XXX exceeds Guideline HCLTV of XXX CRSE approved exception to guidelines. Exception Type, Cash-Out Amount, Guideline, Max LTV: XXX Cash Out: XXX - XXX, Actual, LTV: XXX, Rationale, Exception granted to proceed up to XXX cash back. Borrower purchased XXX home with cash in XXX and is now doing an all cash out loan. Granted by XXX Qualifying Credit Score is XXX, XXX (Housing Ratio) or XXX (Total) Borrower with same Employer/Business for XXX years Verified Reserves are XXX Residual Income of XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance. XXX factor
																			Borrower has stable job time - Borrower has XXX years on job. per VOE by XXX, XXX effective date of business XXX with XXX as the Officer/Director. Reserves are XXX Residual Income of $XXX	D	B	B	B	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX exceeds Guideline CLTV of XXX CRSE approved exception to guidelines. Exception Type, Cash-Out Amount, Guideline, Max LTV: XXX Cash Out: XXX - XXX, Actual, LTV: XXX, Rationale, Exception granted to proceed up to XXX cash back. Borrower purchased his home with cash in XXX and is now doing an all cash out loan. Granted by XXX. Qualifying Credit Score is XXX, XXX (Housing Ratio) or XXX (Total) Borrower with same Employer/Business for XXX years Verified Reserves are XXX Residual Income of XXX	Audited CLTV of XXX exceeds Guideline CLTV of XXX CRSE approved exception to guidelines. Exception Type, Cash-Out Amount, Guideline, Max LTV: XXX Cash Out: XXX - XXX, Actual, LTV: XXX, Rationale, Exception granted to proceed up to XXX cash back. Borrower purchased XXX home with cash in XXX and is now doing an all cash out loan. Granted by XXX. Qualifying Credit Score is XXX, XXX (Housing Ratio) or XXX (Total) Borrower with same Employer/Business for XXX years Verified Reserves are XXX Residual Income of XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance. XXX factor
																			Borrower has stable job time - Borrower has XXX years on job. per VOE by XXX, XXX effective date of business XXX with XXX as the Officer/Director. Reserves are XXX Residual Income of $XXX	D	B	B	B	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090134	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, XXX, and XXX or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, XXX, and XXX or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Page 1 of 2 of the Appraisal Addendum located in the appraisal reflects a leased XXX system in which the borrower is currently paying monthly. The file does contain documentation in regards to the monthly payment of the XXX system which needs to be included in the qualifying DTI ratios.	Document Uploaded.	XXX	Received documentation to confirm XXX payments. Cleared.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXXX% is less than Guideline CLTV of XXXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXXX% is less than Guideline LTV of XXXX%	C	A	B	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090134	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090134	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Missing Taxpayer XXX Disclosure	Missing Taxpayer XXX Act Disclosure.	Received email LOX - loan does not contain tax returns, so the disclosure is not available. Re-reviewed the loan and confirmed.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	B	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090134	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception. Per the lenders disclosure tracker in file, the initial CD issued on XXX is missing from the loan file. This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090466	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception. Please provide verification that the borrower received the appraisal report XXX days prior to the loan consummation.	Document Uploaded.	XXX	proof of delivery provided; Exception resolved; proof of delivery provided; Exception resolved; proof of delivery provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090466	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. Documentation required to clear exception. Please provide verification that the borrower received the appraisal report XXX days prior to the loan consummation.	proof of delivery provided; Exception resolved; Evidence of Appraisal Delivery to the Borrower Provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090466	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	Unable to downgrade HPML exception due to missing verification the appraisal report was delivered to the borrower XXX days prior to consummation. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090466	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	XXX Rate Spread Home Loan Test	Unable to downgrade HPML exception due to missing verification the appraisal report was delivered to the borrower XXX days prior to consummation. This loan failed the XXX rate spread home loan test.
( NC GS §24-1.1F(a)(7) )
The loan is a XXX, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and XXX may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Document Uploaded.	XXX	HPML compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090466	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090466	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090149	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	The initial CD issued on XXX is missing from the loan file. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job. Co-borrower with same employer of XXX+ years, Reserves of XXX Months, Residual income of XXX, Credit history is XXX/XXX XXX months, Qualifying LTV is XXX	C	B	C	A	B	B	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090149	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. CRSE in the file XXX this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX, DTI is XXX housing and XXX total, Co-borrower with same employer of XXX years, Reserves of XXX Months, Residual income of XXX, Credit history is XXX months, Qualifying LTV is XXX.	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. CRSE in the file XXX this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX, DTI is XXX housing and XXX total, Co-borrower with same employer of XXX years, Reserves of XXX Months, Residual income of XXX, Credit history is XXX XXX months, Qualifying LTV is XXX.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job. Co-borrower with same employer of XXX+ years, Reserves of XXX Months, Residual income of XXX, Credit history is XXX/XXX XXX months, Qualifying LTV is XXX	C	B	B	B	B	B	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090149	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job. Co-borrower with same employer of XXX+ years, Reserves of XXX Months, Residual income of XXX, Credit history is XXX/XXX XXX months, Qualifying LTV is XXX	C	B	A	A	B	B	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090172	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	XXX is Missing	XXX is Missing	Document Uploaded. Uploaded an LOX showing where on the XXX XXX it states that walls-in coverage is included. A separate XXX is not required.	XXX	XXX is fully present; Received copy of the XXX, along with a LOX showing the policy is Walls-In. XXX is not required.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090172	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090172	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090478	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090478	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090478	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090479		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA XXX Cure required: Cure of XXX required for addition of additional appraisal fee added of XXX on LE issued XXX but fee decreased to XXX on Final CD, and increase of appraisal fee from XXX to XXX, and final inspection fee from XXX to XXX without valid COC. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing or valid COC. COC in loan file did not address fees.			COC provided; Exception resolved; COC provided; Exception resolved; Document Uploaded. The product change was changed to XXX on XXX. At that time, we disclosed XXX appraisal fees of XXX and a final inspection fee of XXX. A cure should not be required.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090479		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing The Homeownership Counseling Disclosure is missing from the loan file.			Homeownership Counseling Disclosure Is Present	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090479		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090479		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090098	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090098	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090098	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090068		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. CRSE in the file XXX this exception and approval is granted.			CRSE approval in file	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090068		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090068		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090065		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090065		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090065		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090110		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090110		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090110		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090082	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090082	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090082	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090203	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines XXX: Bank statements have XXX NSF's in XXX months. CRSE in the file cites this exception and approval is granted. Compensating factors include: Borrower with employer for XXX years, Reserves of XXX months, Residual income of XXX, XXX, Qualifying LTV is XXX.	CRSE approval in file	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%; Reserves of XXX months, Residual income of $XXX, XXX Comparable home sales are of similar acreage and support value	B	B	B	B	B	B	B	B	A	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090203	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Property	Property Issue(s) are Present	XXX or more issues or defects with the property have been discovered. A Maximum of XXX Acres is allowed; however parcels exceeding XXX acres may be considered if it is typical for the area and value/marketability is supported with appraisal comparables of similar acreage. The property contains XXX acres. CRSE in the file XXX this exception and approval is granted. Compensating factors include: Borrower with employer for XXX years, Reserves of XXX months, Residual income of XXX, XXX, Qualifying LTV is XXX.	CRSE approval in file	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%; Reserves of XXX months, Residual income of $XXX, XXX Comparable home sales are of similar acreage and support value	B	B	B	B	B	B	B	B	A	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090203	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%; Reserves of XXX months, Residual income of $XXX, XXX Comparable home sales are of similar acreage and support value	B	B	A	A	B	B	B	B	A	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Missing the Initial CD which is dated at least XXX days prior to consummation	Document Uploaded.	XXX	Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved; Initial CD provided was not signed and no date for receipt in file. ;	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Purchase is not considered to be an Arm's Length Transaction	Purchase is not considered to be an Arm's Length Transaction This purchase transaction is not considered an Arm's Length Transaction as the borrower is purchasing the property from XXX. He has lived and XXX the property from XXX for XXX years and XXX months per the final 1003.	Document Uploaded. ; Document Uploaded.	XXX	Purchase is not considered to be an Arm's Length Transaction; Purchase is not considered to be an Arm's Length Transaction; Received LOX with copy of appraisal confirming the transaction is not considered an Arm's Length Transaction. ; ; Please provide a guideline exception for non-arms length transaction.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of XXX is less than required coverage required The hazard insurance declaration page indicates the dwelling coverage is XXX; however, the subject property requires coverage of XXX to cover the loan amount of this purchase transaction.	Document Uploaded.	XXX	Hazard Insurance coverage meets guideline requirement	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Other Property Insurance Policy Expiration Date is before the Note Date	Other XXX Expiration Date of XXX is prior to the Note Date of XXX	Other XXX Expiration Date of XXX is equal to or after the Note Date of XXX or Other Property Insurance Coverage is Not Applicable	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Asset General	The borrower received a gift of XXX from his relative who presently owns the subject property as evidenced on the final Closing Disclosure dated XXX in the amount of XXX. However, the file did not contain a signed and completed Gift Letter which indicates that the gift is required to be repaid or intended as a loan.	Document Uploaded.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower 1 XXX Credit Report is Missing	Borrower XXX Credit Report is Missing The loan file did not contain a copy of the XXX Credit Report this is required to be accessed within XXX days prior to closing. Additionally, the letter of explanation in file from the borrower regarding his recent inquiries reflects a newly established XXX Card opened on XXX; however, the file did not contain a copy of current statement to reflect if any qualifying payments are to be included in the DTI ratios.	Document Uploaded.	XXX	Borrower XXX Report is not missing.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per the final 1003, the borrower has XXX at his XXX address for the most recent XXX years and XXX months paying the existing mortgage on the subject property to XXX in the amount of XXX. The mortgage is in the name of XXX, relative to the borrower. The loan file contained personal bank statements from RegionsXXX which reflected XXX consistent monthly payments to XXX from XXX to XXX. However, the more recent statements provided do not reflect the XXX payments being made. Accordingly, we are short the required XXX months housing history for the XXX and we do not have the housing history document from XXX through closing of XXX.	Housing History Meets Guideline Requirements	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Document Uploaded.	XXX	E Consent provided; exception resolved. ; E Consent provided; exception resolved. ; E Consent provided; exception resolved. ; E Consent provided; exception resolved. ; E Consent provided; exception resolved.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA XXX Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX tolerance violation in the amount of XXX is due to the missing WLSP. All fees in section C are tested in the XXX tolerance category	Document Uploaded.	XXX	Service provider list provided; Exception resolved. ; Service provider list provided; Exception resolved.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090130	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XXX is after the Disbursement Date of XXX. Please provide evidence of homeowners insurance dated XXX or before.	Document Uploaded.	XXX	Hazard Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Hazard Insurance Effective Date Is Not Provided.; Received LOX from the insurance company confirming no claims were placed on the property prior to the effective date.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090130	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090130	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090121	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Business Purpose Affidavit/Disclosure Missing	Business Purpose XXX/Disclosure Missing	Document Uploaded.	XXX	Business Purpose XXX/Disclosure Provided; Received Borrower Cert of Business Purpose.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090121	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090121	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090192	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Borrower must XXX per guidelines UW guideline exception in file. Exception based on XXX months verified reserves, XXX FICO as compensating factors, noting also that the borrower lives XXX with XXX parents.	Housing History Does Not Meet Guideline Requirements Borrower must own primary residence per guidelines UW guideline exception in file. Exception based on XXX months verified reserves, XXX FICO as compensating factors, noting also that the borrower lives XXX with XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX. Lender XXX Factors: XXX months verified reserves, borrower lives rent free with her parents.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090192	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX. Lender XXX Factors: XXX months verified reserves, borrower lives rent free with her parents.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090192	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX. Lender XXX Factors: XXX months verified reserves, borrower lives rent free with her parents.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090192	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX. Lender XXX Factors: XXX months verified reserves, borrower lives rent free with her parents.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090138	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090138	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090138	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090095	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090095	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090329	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090329	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090329	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090416		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090416		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090416		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090416		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Was lowest appraised value used to qualify is No	XXX appraisals in file, however the lowest appraised value was not used to qualify.			Condition invalid, only XXX appraisal in file.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090104	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Property Title Issue	Property Title Issue The XXX Report dated XXX reflects the current property as the property rights listed "XXX". This is in contradiction to the appraisal report which reflects the property rights as "XXX." Provide clarification and/or and updated/corrected title.	Document Uploaded.	XXX	Property Title Issue Resolved; Received LOX excerpt from the XXX showing - Fee Simple terminally is not used in XXX, Fee is the highest, absolute ownership.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090104	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX The Preliminary Title Report provided in file does not indicate the amount of coverage for this refinance transaction.	Document Uploaded.	XXX	Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX; Received copy of Title Supplemental Report showing proposed loan amount.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090104	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090104	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090103		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090103		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090103		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception. Missing copy of initial CD within required XXX days prior to consummation. PEr the lenders disclosure tracker, the initial CD was issued XXX. Please provide copy of initial CD for review. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXXl" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090164	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Borrower 1 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Borrower XXX Report is Expired (Greater than XXX days from Closing/Settlement Date). The Credit XXX Report is dated XXX and is greater than XXX days from the Closing/Note Date of XXX.	Document Uploaded. Uploaded CRSE for exception. Only XXX day short of the XXX day requirement. XXX of comp factors.	XXX	CRSE cites this exception post close	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090164	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Borrower 2 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Borrower XXX Report is Expired (Greater than XXX days from Closing/Settlement Date). The Credit XXX Report is dated XXX and is greater than XXX days from the Closing/Note Dat of XXX.	Uploaded CRSE for exception to other finding.	XXX	CRSE cites this exception post close	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090164	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Purchase Contract is Expired	The Purchase Contract date of expiration is XXX. However, the closing date occurred on XXX per the Note/Mortgage. A Contract Addendum executed by all parties is needed to extend the closing date.	Document Uploaded. Uploaded contract addendum to extend the closing date.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090164	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090164	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090248		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Potential Identity Issues identified in the file	Borrower XXX Identification is expired. Please provide a current photo identification for review.	Document Uploaded. Uploaded unexpired XXX for co-borrower.	XXX			Borrower has stable job time - Borrower has XXX years on job; Residual Income $XXX/m;Credit History XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090248		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. The XXX calculation and lenders CRSE show a payment shock outside of the lender guidelines. Please provide a guideline exception for the Payment shock out of tolerance.	Document Uploaded. Uploaded CRSE with payment shock exception.	XXX	CRSE cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job; Residual Income $XXX/m;Credit History XXX	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090248		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job; Residual Income $XXX/m;Credit History XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090248		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job; Residual Income $XXX/m;Credit History XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090444		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	There's no evidence of an LE issued prior to XXX in the loan file. This loan failed the initial loan estimate delivery date test (from application) due to XXX of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the XXX for carrying on substantially all of its XXX) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX As not being open on XXX (XXX)As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as XXX open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the XXX for carrying on substantially all of its XXX. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	Document Uploaded.	XXX	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090444		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	Tolerance due to missing initial LE and SPL, baseline reset and title fees are included in the XXX tolerance. This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for XXX-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the XXX-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the XXX-party service, consistent with §1026.19(e)(1)(vi).	Document Uploaded.	XXX	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090444		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090444		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090067		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090067		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090067		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090061	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to XXX of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the XXX are open to the XXX for carrying on substantially all of its XXX) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as XXX open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the XXX for carrying on substantially all of its XXX. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application. Documentation required to clear exception. According to XXX report, initial Loan application date is XXX. Initial LE in file is dated XXX which exceeds the timing regulation. Per the lenders Disclosure Tracking Summary, missing the initial LE dated XXX. Please provide initial LE.
Document Uploaded.	XXX	Initial LE and XXX provided; Exception resolved; Initial LE and XXX provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090061	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception. Per the lenders Disclosure Tracking Summary, missing a copy of the initial CD dated XXX. This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090061	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX)	Document Uploaded.	XXX	XXX disclosure provided; Exception resolved. ; XXX disclosure provided; Exception resolved. ; XXX disclosure provided; Exception resolved.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090061	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090061	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090445	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to XXX of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"XXX" or "XXX" or blank, and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than XXX business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version XXX business days after the creditor delivers or places such version in the mail. This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"XXX" or "XXX" or blank, and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than XXX business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version XXX business days after the creditor delivers or places such version in the mail. Receipt date provided; Exception resolved Receipt date provided; Exception resolved	Exception resolved Receipt date provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090445	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	TRID Disclosure Delivery and Receipt Date Validation Test	This loan failed the TRID disclosure delivery and receipt date validation test due to XXX of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date. This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date. corrected dates; Resolved corrected dates; Resolved	Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date. corrected dates; Resolved corrected dates; Resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090445	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	There's no CD issued and received prior to XXX in the loan file. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded. Uploaded initial CD issued on XXX.	XXX	Initial COC provided: Exception resolved; Initial COC provided: Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090445	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to XXX of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the XXX are open to the XXX for carrying on substantially all of its XXX) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application. There's no evidence of the initial LE issued prior to XXX and within XXX business days of application date XXX in the loan file.	Document Uploaded. Uploaded the initial CD issued on XXX.	XXX	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090445	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the initial loan estimate delivery date test (prior to consummation) due to XXX of the following: ( 12 CFR §1026.19(e)(1)(iii)(B) )The initial loan estimate delivery date is less than the XXX business day (counting all calendar days except XXX and XXX) before consummation of the transaction; orThe initial loan estimate delivery date is on or after consummation of the transaction.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX, regardless of the actual values on the disclosure.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(e)(1)(i) (provision of loan estimate form) not later than the XXX business day before consummation of the transaction. There's no evidence of the initial LE issued prior to XXX and within XXX business days of application date XXX in the loan file.	Uploaded initial LE to other finding.	XXX	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090445	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090445	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090128		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	TRID: Missing Loan Estimate	There are no Loan Estimates or SPL in the loan file to test TRID properly.	Document Uploaded. Uploaded the SSPL, LE and CDs, and Disclosure Tracking Summary.	XXX	Initial LE and service provider list provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job; Qualifying Credit score of XXX; Housing Ratio of XXX%; Reserves of XXX months; Residual income of $XXX/mo; XXX) XXX credit history	D	B	D	A	B	B	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090128		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job; Qualifying Credit score of XXX; Housing Ratio of XXX%; Reserves of XXX months; Residual income of $XXX/mo; XXX) XXX credit history	D	B	A	A	B	B	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090128		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. The payment shock on this loan when considering the borrower's current rent of XXX and the proposed housing payment of XXX exceeds the maximum allowable payment shock of XXX for a XXX Homebuyer.			Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. The payment shock on this loan when considering the borrower's current rent of XXX and the proposed housing payment of XXX exceeds the maximum allowable payment shock of XXX for a XXX Time Homebuyer. The file contained a completed Credit Risk Summary & Exception Approval dated XXX allowing the payment shock to exceed guidelines citing the following compensating factors: 1) Qualifying Credit score of XXX; 2) Housing Ratio of XXX; 3) Reserves of XXX months; 4) Residual income of XXX; 5) XXX credit history	XXX	Borrower has stable job time - Borrower has XXX years on job; Qualifying Credit score of XXX; Housing Ratio of XXX%; Reserves of XXX months; Residual income of $XXX/mo; XXX) XXX credit history	D	B	B	B	B	B	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090053		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090053		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090127	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090127	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090127	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090101	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090101	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090101	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Cash Out Does Not Meet Guideline Requirements	Cash Out Does Not Meet Guideline Requirements The borrower received XXX cash back at closing, which exceeds the XXX limit when the FICO score is below XXX. CRSE in the file cites this exception and approval is granted.	CRSE in the file cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090201	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090201	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090201	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090089		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090089		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090109	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090109	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090109	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090092		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090092		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090092		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090084	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090084	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090084	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090151	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX XXX Party VOE Prior to Close Missing	Document Uploaded. Uploaded Sec of State obtained XXX day before closing.	XXX	Updated SOS document sent from Lender	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090151	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to XXX of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the XXX are open to the XXX for carrying on substantially all of its XXX) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the XXX will be deemed to be open or not open for carrying on substantially all of its XXX, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page:As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as XXX open and closed, ComplianceAnalyzer calculations will presume the XXX are closed to the XXX for carrying on substantially all of its XXX. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application. Documentation Required - File missing LE's and SPL issued within XXX day of application date XXX	Document Uploaded. Uploaded all LEs and CDs along with SSPL.	XXX	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090151	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	There's no evidence of a CD issued and received XXX business days prior to consummation dated XXX. This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Please see other finding where I uploaded all LEs and CDs.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090151	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090073	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Missing Taxpayer First Act Disclosure	Missing XXX Act Disclosure.	Document Uploaded. Uploaded disclosure.	XXX	; Document received.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090073	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	TRID: Missing Loan Estimate	There's no LE's or SPL in the loan file to test TRID properly.	Document Uploaded. Uploaded all LEs, CDs, and SSPL.	XXX	LE and SSPL provided; exception resolved	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090073	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090073	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090115		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	TRID: Missing Loan Estimate	Documentation required to clear exception. Missing the initial LE within XXX days of the application date. er the lenders disclosure tracker, missing LE's issued XXX and XXX. Please provide all LE's for review and full compliance and TRID testing.	Document Uploaded. Uploaded all LEs, CDs, and SSPL.	XXX	LEs provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090115		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX)	Document Uploaded. Uploaded Credit Score disclosure.	XXX	XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090115		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090115		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090132		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090132		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090132		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090114	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090114	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090114	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090102		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090102		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090102		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090111		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090111		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090111		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090086	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (XXX)	Audited Reserves of XXX are less than Guideline Required Reserves of XXX. Lenders 1003 indicates assets of XXX from XXX proceeds. There is no documentation in the file stating the property has closed and assets were disbursed to the borrowers. Please provide a Final signed Sellers CD from the transaction and/or proof of funds delivered to the borrowers from the XXX.	Document Uploaded.	XXX	; Received final closing disclosure for sale of property XXX . Updating assets.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090086	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090054		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The purchase contract reflects that there is no seller paid closing costs. However, the final Closing Disclosure reflects seller paid closing costs of XXX. Please provide an executed addendum to the contract reflecting the seller paid cost.	Document Uploaded. ; Document Uploaded.	XXX	Contract Addendum with a seller credit of XXX; Purchase Contract Doc is complete.; The XXX credit to borrower is a credit from the seller. Please provide documentation or a contract addendum stating the Seller is giving the Borrower a XXX credit at closing.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090054		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090054		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090076	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX Commitment is for XXX. Final XXX may reflect a higher amount, but is not included in the file.	Document Uploaded.	XXX	Updated Title Insured loan amount; Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090076	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090076	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090076	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090032		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Loan Origination Company XXX Status is Not Active	XXX NMLS Status is Not Active	Document Uploaded.	XXX	Loan Origination Company NMLS Status is Active; Recieved updated NMLS searches showing valid.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090032		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090032		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090071		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX exceeds Guideline HCLTV of XXX			Updated CRSE in trailing docs, cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job, XXX months reserves; XXX mortgage history+	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090071		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX exceeds Guideline CLTV of XXX The CPA Letter provided in file indicates that XXX borrowers are XXX owners of the business which is how the final 1003 is reflected. Accordingly, the business income should be shown as XXX for borrower and XXX for coborrower. The qualifying credit score is the lesser of the XXX borrowers which is borrower XXX. Based on her credit score of XXX, the maximum cash out allowable in the XXX credit score bracket is XXX.			Updated CRSE in trailing docs, cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job, XXX months reserves; XXX mortgage history+	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090071		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX exceeds Guideline LTV of XXX	Document Uploaded.	XXX	Updated CRSE in trailing docs, cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job, XXX months reserves; XXX mortgage history+	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090071		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job, XXX months reserves; XXX mortgage history+	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090069	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090069	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090069	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090052	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090052	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090052	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090018	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090269	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090269	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. XXX factor.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. XXX factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. XXX factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090059		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090059		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090059		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090013		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090013		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090013		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured Post Close	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	TILA XXX Cure Required. Refund in the amount of XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX tolerance violation in the amount of XXX is due to increases or additions of the following fees on the initial CD dated XXX:
The file does not contain a valid COC or cure for the addition/increase of these fees.
This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Document Uploaded. Uploaded cover letter, PCCD, copy of check, and XXX label for tolerance cure.	XXX	Cure package provided, exception downgraded to a XXX.; Cure package provided, exception downgraded to a XXX.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090007		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090007		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090007		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090226	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090226	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090016	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090016	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090016	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090242		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090242		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090242		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090005		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090005		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	XXX Effective Date is after the Note Date	XXX Effective Date of XXX is after the Note Date of XXX	Document Uploaded.	XXX	XXX Effective Date of XXX is prior to or equal to the Note Date of XXX Or XXX Effective Date Is Not Provided; Received attestation letter confirming no claims were placed on the policy since closing.	XXX		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090005		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete File does not contain full final 1003 doc.	Document Uploaded.	XXX	Lender provided 1003; The Final 1003 is Present	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090033	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090033	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090033	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Lenders 1008 primary housing expense is inaccurate due to the missing HOA fees. Please update the 1008 and include the HOA fees.	Document Uploaded.	XXX	Revised 1008; Approval/Underwriting Summary is fully present	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090030	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090030	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090030	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded.	XXX	CDA uploaded; CDA uploaded; CDA uploaded	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090062	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090062	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The Notary date is incomplete. The date is prior to the Note date and the year is incomplete.	Document Uploaded.	XXX	Revised XXXT; The Deed of Trust is Present and Complete	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090062	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX)	Document Uploaded.	XXX	XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090062	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of XXX is less than required coverage required	Document Uploaded.	XXX	Proof of replacement cost; Hazard Insurance coverage meets guideline requirement	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090062	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Loan file contained XXX months of business bank statements. Per the CPA letter, borrower has XXX ownership in the business. The lender's income calculation did not include any business expense factor deduction. Also, the file did not contain a bank statement questionnaire.	Income and Employment Meet Guidelines; Received an email LOX - This is a Personal BS Loan so the information is not req’d; pls advise, thank you. Re-reviewed the loan and the income is Personal Bank Statement; with XXX months of business bank statements provided. Sufficient and full income is calculated. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090023		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090023		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090023		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	XXX Missing	Missing XXX,XXX missing from file.	Document Uploaded.	XXX	Flood Insurance uploaded; XXX is fully present	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) .	Document Uploaded.	XXX	XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090043		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090043		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090043		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090072		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090072		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090006	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090006	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090006	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090407	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090407	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090407	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090015		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090015		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090347		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090347		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090347		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090297		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing			Received Affiliated Business Arrangement disclosure. Exception resolved. ; Required Affiliated Business Disclosure Resolved; Required Affiliated Business Disclosure Resolved	XXX	Verified Reserves are XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090285		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090285		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090320		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090320		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090320		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090344		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	XXX Risk	The file is missing a copy of the 1007 XXX appraisal form needed to calculate the DSCR.	Document Uploaded. Uploaded XXX.	XXX	The 1007 showing the Market Rent Estimate was provided and updating. Exception cleared. ; ; ATR Risk Resolved	XXX	Verified Reserves are XXX; Qualifying LTV is XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090344		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Verified Reserves are XXX; Qualifying LTV is XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090344		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Verified Reserves are XXX; Qualifying LTV is XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090304		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Trade line count does not meet program requirements	XXX tradeline listed on credit report. Guidelines require XXX trade lines reporting for ≥ XXX month; or XXX trade lines reporting for ≥ XXX months with activity in the past XXX months.	Document Uploaded. It appears the borrower does meet the tradeline requirements. I uploaded an LOX with details.	XXX	Received LOX with XXX of initial credit report. LOX states - the borrower has XXX tradelines that have reported within the last XXX months and have resolved for XXX months. Re-reviewed the credit report and the borrower had a previous mortgage that showed date of last activity was XXX; and same with the XXX card. Sufficient documentation is available to confirm the tradelines as required by the guidelines. Exception cleared.	XXX	Qualifying Credit Score is XXX; DTI – XXX% (Housing Ratio) or XXX% (Total); Qualifying Payment Shock is XXX%; Verified Reserves are XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090304		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying Credit Score is XXX; DTI – XXX% (Housing Ratio) or XXX% (Total); Qualifying Payment Shock is XXX%; Verified Reserves are XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090477		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090477		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090477		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090336	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090336	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090406		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML XXX established, appraisal requirement met			HPML XXX established, appraisal requirement met	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090406		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090406		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090314		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Verified Reserves are XXX; Credit History – XXX last XXX months; Qualifying LTV is XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090314		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Verified Reserves are XXX; Credit History – XXX last XXX months; Qualifying LTV is XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090314		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Verified Reserves are XXX; Credit History – XXX last XXX months; Qualifying LTV is XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090283		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying Credit Score is XXX; DTI – XXX% (Housing Ratio) or XXX% (Total); Verified Reserves are XXX; Residual Income of $XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090283		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying Credit Score is XXX; DTI – XXX% (Housing Ratio) or XXX% (Total); Verified Reserves are XXX; Residual Income of $XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090283		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying Credit Score is XXX; DTI – XXX% (Housing Ratio) or XXX% (Total); Verified Reserves are XXX; Residual Income of $XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090293		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	XXX Approval Missing	XXX Approval Missing XXX approval is Missing. Unable to locate approval in file.			Received email from lender - We don’t have Approvals only the questionnaire in file. Pls advise. Re-reviewed the guidelines and confirmed the XXX questionnaire is acceptable. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090293		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090349		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FIO of XXX is greater than Guideline minimum FICO of XXX; Verified Reserves are XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090349		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FIO of XXX is greater than Guideline minimum FICO of XXX; Verified Reserves are XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090349		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FIO of XXX is greater than Guideline minimum FICO of XXX; Verified Reserves are XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090270		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090270		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090270		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090326		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					XXX mo reserves, XXX Qualifying FICO	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090326		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					XXX mo reserves, XXX Qualifying FICO	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090326		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					XXX mo reserves, XXX Qualifying FICO	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090367	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090367	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090352		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Verified Reserves are XXX; Qualifying FIO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090352		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Verified Reserves are XXX; Qualifying FIO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090352		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Verified Reserves are XXX; Qualifying FIO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090321		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX exceeds Guideline LTV of XXX Guidelines state max LTV : XXX with Cash Out Amount Over XXX. Actual - LTV - XXX with XXX cash back to borrower.			Guidelines state max LTV : XXX with Cash Out Amount Over XXX. Actual - LTV - XXX with XXX cash back to borrower. Exception granted to allow up to XXX cash out. Exception reviewed and approved by management. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX. ; Guidelines state max LTV : XXX with Cash Out Amount Over XXX. Actual - LTV - XXX with XXX cash back to borrower. Exception granted to allow up to XXX cash out. Exception reviewed and approved by management. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090321		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX exceeds Guideline CLTV of XXX Guidelines state max LTV : XXX with Cash Out Amount Over XXX. Actual - LTV - XXX with XXX cash back to borrower.			Guidelines state max LTV : XXX with Cash Out Amount Over XXX. Actual - LTV - XXX with XXX cash back to borrower. Exception granted to allow up to XXX cash out. Exception reviewed and approved by management. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX ; Guidelines state max LTV : XXX with Cash Out Amount Over XXX. Actual - LTV - XXX with XXX cash back to borrower. Exception granted to allow up to XXX cash out. Exception reviewed and approved by management. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090321		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090321		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090321		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090353		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX exceeds Guideline CLTV of XXX Per Guidelines max LTV/CLTV is XXX with XXX-XXX cash out. The CRSE approved an exception to the guideline. The borrower has extensive Mortgage History with XXX, a long history of XXX. Comp factors Include: XXX FICO, Reserves of XXX months, XXX last XXX months, and XXX of XXX.			Per Guidelines max CLTV is XXX with XXX-XXX. cash out. The CRSE approved an exception to the guideline. The borrower has extensive Mortgage History with XXX, a long history of managing investment properties. Comp factors Include: XXX FICO, Reserves of XXX months, XXX last XXX months, and long history of managing investment properties.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090353		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX exceeds Guideline LTV of XXX			Per Guidelines max LTV is XXX with XXX-XXX cash out. The CRSE approved an exception to the guideline. The borrower has extensive Mortgage History with XXX, a long history of managing investment properties. Comp factors Include: XXX FICO, Reserves of XXX months, XXX last XXX months, and long history of managing investment properties.; Per Guidelines max LTV is XXX with XXX-XXX cash out. The CRSE approved an exception to the guideline. The borrower has extensive Mortgage History with XXX, a long history of managing investment properties. Comp factors Include: XXX FICO, Reserves of XXX months, XXX last XXX months, and long history of managing investment properties.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090353		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090353		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090353		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090390	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation:	Per guidelines the minimum property square footage is XXX Sq feet. Per the appraisal the subject property is XXX Sq ft. Per the CRSE a guideline exception was approved. Comp factors include: The comparable properties used in the appraisal are similar and support the subject; Qualifying FICO is XXX; Reserves XXX months; and XXX last XXX months .

																		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024090390		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024090334	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per guidelines, borrower living XXX is not allowed. The CRSE approved an exception to the guideline due to subject being a XXX. Comp factors include qualifying Credit score of XXX; Reserves XXX months; credit history XXX; LTV is XXX.	Housing History Does Not Meet Guideline Requirements Per guidelines, borrower living XXX is not allowed. The CRSE approved an exception to the guideline due to subject being a XXX. Comp factors include qualifying Credit score of XXX; Reserves XXX months; credit history XXX; LTV is XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090334	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	B	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090334	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090334	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	B	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090323		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX)	Document Uploaded.	XXX	Document provided condition cleared.		Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090323		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090323		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090459	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	The Final 1003 is Incomplete	The Final 1003 is Incomplete Lenders Final Application (1003) is showing borrower XXX having an income and income source. No income is required for XXX Loans. Please provide an updated 1003 with all borrowers income selected "Does not Apply" and all income sections left blank.	Document Uploaded.	XXX	The Final 1003 is Present; Received LOX - XXX Mortgage Solutions does hereby XXX that due to our XXX System restraints we are unable to make the required changes to the 1003/1008 and Credit Risk Summary & Exception Approval (CRSE) without it clearing out the Underwriter’s Approval Information. Confirmed - cleared.
																		XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090459		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090459		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090346	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Document Uploaded. Uploaded SSRs. CU score is XXX.	XXX	UCDP documentation was provided. CU Score is XXX; R&W Relief is Not Eligible. Cleared. ; UCDP documentation was provided. CU Score is XXX; R&W Relief is Not Eligible. ; UCDP documentation was not provided. Third Party Valuation is required.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090346	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of XXX is less than the Guideline Minimum Loan Amount of XXX CRSE in the file cites this exception and approval is granted. Compensating factors include: DTI is XXX housing and XXX Total, Borrower with same business for XXX years, Residual income of XXX, Qualifying LTV is XXX.	Audited Loan Amount of XXX is less than the Guideline Minimum Loan Amount of XXX CRSE in the file cites this exception and approval is granted. Compensating factors include: DTI is XXX housing and XXX Total, Borrower with same business for XXX years, Residual income of XXX, Qualifying LTV is XXX.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090346	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML XXX established, appraisal requirement met	HPML XXX established, appraisal requirement met	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090346	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090346	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090474	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established XXX and met appraisal requirements, allowed per lender guidelines, downgraded to A.	HPML with established XXX and met appraisal requirements, therefore, downgraded to grade A.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090474	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX Cure Required
Refund in the amount of XXX
Cure Package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR Valid COC. The XXX tolerance violation is due to the increase in the Appraisal Fee on the LE dated XXX from XXX to XXX Also the CDA Fee was added on the LE dated XXX in the amount of XXX and no valid COC was found in for either circumstance changes. Please provide a Valid COC or Cure Package.	Document Uploaded. upld coc	XXX	COC provided resolved the exception; COC provided resolved the exception	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090474	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090461	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090461	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090461	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; Received updated 1008/CRSE with updated income calculations for XXX businesses. CPA letter states XXX expense factor and borrower owns XXX of the business. The bank statements for the other business were previously provided. Reviewed XXX of bank statements and confirmed the income calculation. In addition, the 1008/CRSE also includes the XXX. Updating income and verifying the liabilities. ; The credit report reflects an undisclosed liability with XXX with a monthly payment of XXX and a balance of XXX. The DTI including this payment and using the lenders income is XXX.	The XXX liability has been added to DTI. Income has also been updated...using XXX exp ratio ( {XXX}; Uploaded the document {XXX}	XXX	Documentation provided to support Qualifying DTI below XXX. Received updated 1008/CRSE with updated income calculations for XXX businesses. CPA letter states XXX expense factor and borrower owns XXX of the business. The bank statements for the other business were previously provided. Reviewed XXX sets of bank statements and confirmed the income calculation. In addition, the 1008/CRSE also includes the XXX . Updating income and verifying the liabilities. ; Qualifying DTI of XXX exceeds guideline maximum of XXX.;
;
The credit report reflects an undisclosed liability with XXX with a monthly payment of XXX and a balance of XXX. The DTI including this payment and using the lenders income is XXX; Received updated 1008/CRSE with updated income calculations for XXX businesses. CPA letter states XXX expense factor and borrower owns XXX of the business. The bank statements for the other business were previously provided. Reviewed both sets of bank statements and confirmed the income calculation. In addition, the 1008/CRSE also includes the XXX . Updating income and verifying the liabilities.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090461	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	Guidelines require borrower to provide XXX months of bank statements to determine income. The file has XXX months of bank statements which is insufficient to calculate income. Please provide bank statements for months XXX - XXX.; Received business bank statements for the XXX. Updated the calculation using the CPA's letter for expense ratio and calculated the income at XXX. The lender proceeded with a more conservative amount that was provided on the loan application of XXX. Updating the income - exception cleared.	I have uploaded all XXX bank statements used for the income calculation. {XXX}; Uploaded the document {XXX}	XXX	Guidelines require borrower to provide XXX months of bank statements to determine income. The file has XXX months of bank statements which is insufficient to calculate income. Please provide bank statements for months XXX - XXX.; The borrower income verification does match approval. Received business bank statements for the XXX. Updated the calculation using the CPA's letter for expense ratio and calculated the income at XXX. The lender proceeded with a more conservative amount that was provided on the loan application of XXX. Updating the income - exception cleared. ; Received business bank statements for the XXX. Updated the calculation using the CPA's letter for expense ratio and calculated the income at XXX. The lender proceeded with a more conservative amount that was provided on the loan application of XXX. Updating the income - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090461	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Guidelines require borrower to provide XXX months of bank statements to determine income. Please provide bank statements for months XXX- XXX.	Change status of 'Borrower Income Verification is less than XXX months' from Active to Open Rebuttal.;
Received business bank statements for the XXX. Updated the calculation using the CPA's letter for expense ratio and calculated the income at XXX. The lender proceeded with a more conservative amount that was provided on the loan application of XXX. Updating the income - exception cleared.	XXX	Income Verification of XXX is greater than XXX months. Received business bank statements for the XXX. Updated the calculation using the CPA's letter for expense ratio and calculated the income at XXX. The lender proceeded with a more conservative amount that was provided on the loan application of XXX. Updating the income - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090266		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Compliance	The Final 1003 is Incomplete	The Final 1003 is Incomplete XXX was not listed in XXX owned section on final 1003. Please provide an updated 1003.	Document Uploaded. XXX doesn't own XXX therefore the 1003 is correct. I have uploaded the rent free letter and a CRSE for the exception for borr not owning the XXX.	XXX	Received LOX from borrower's relative advising that the borrower lives with them full-time and without any rental payments. An updated CRSE was also provided. Guidelines state borrower must own primary residence. Actual - Borrower XXX. Rent free letter in file. No occupancy concerns. Appraiser confirms tenant occupied and reports current rent amt. XXX is XXX. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX Months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Qualifying Credit Score is XXX; Reserves of XXX Months; Credit History – XXX-last XXX months	D	B	D	B	A	A	D	A	D	B	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090266		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded. Uploaded CDA.	XXX	CDA provided - cleared.	XXX	Qualifying Credit Score is XXX; Reserves of XXX Months; Credit History – XXX-last XXX months	D	B	D	A	A	A	D	A	D	B	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090266		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying Credit Score is XXX; Reserves of XXX Months; Credit History – XXX-last XXX months	D	B	A	A	A	A	D	A	D	B	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090295		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090295		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090295		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090309		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has XXX years on job; Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090309		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has XXX years on job; Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090309		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has XXX years on job; Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090254	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Asset 2 Missing	Asset XXX Missing Missing evidence of receipt of sale proceeds from sale of XXX XXX, XXX, XXX needed to purchase subject property.	Document Uploaded. Received a copy of the wire transfer in the amount of XXX for the closing costs of the subject property purchase. Cleared. ; Document Uploaded. Received copy of the Seller CD for property XXX.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090254	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090254	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	aspencer completed TRID portion of loan, reviewed and validated exception The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090294		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090294		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090294		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX of Business Purpose pg. 384 The loan is in compliance with all applicable laws and regulations.					Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090308	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090308	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090308	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090350		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Calculated DTI of XXX% is less than Guideline DTI of XXX%; Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090350		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Calculated DTI of XXX% is less than Guideline DTI of XXX%; Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090350		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Calculated DTI of XXX% is less than Guideline DTI of XXX%; Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090281		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has XXX years on job. ; Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090281		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has XXX years on job. ; Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090281		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has XXX years on job. ; Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090473		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090473		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090473		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX- Investment Purchase The loan is in compliance with all applicable laws and regulations.					Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090453	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090453	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090453	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090263		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090263		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090263		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090464	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090299	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090299	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090299	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090257		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090257		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090239	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090239	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090239	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090256	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090288	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090288	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090457	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The CRSE approved the exception to the guideline. Qualifying Credit Score is XXX; Reserves of XXX Months; Credit History XXX - last XXX months; Qualifying LTV is XXX	CRSE in the file cites this exception and approval is granted	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Reserves of XXX Months; Credit History XXX - last XXX months	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090457	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Reserves of XXX Months; Credit History XXX - last XXX months	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090457	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Reserves of XXX Months; Credit History XXX - last XXX months	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090348	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090455	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	CD: Refinance Statement Not Present	CD: Refinance Statement Not Present Not a refinance	statements found on CD; CD: Refinance Statement Present	XXX	Original CLTV is Below the Guideline Maximum - XXX Factor Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor
Qualifying DTI below max allowed. - Comp Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor
Original LTV is Below the Guideline Maximum - XXX Factor Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
Borrower has stable job time - XXX Factor Borrower has XXX years on job. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090455	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	CD: Liability After Foreclosure Not Complete	CD: Liability After Foreclosure Not Complete N/A - Not a true condition.	statements found on CD; CD: Liability After Foreclosure Complete	XXX	Original CLTV is Below the Guideline Maximum - XXX Factor Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor
Qualifying DTI below max allowed. - Comp Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor
Original LTV is Below the Guideline Maximum - XXX Factor Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
Borrower has stable job time - XXX Factor Borrower has XXX years on job. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090455	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower information on 1003 is incomplete	XXX Information is incomplete.	; Received LOX from lender via email - the XXX Info was taken via XXX (and marked on the loan application accordingly). XXX of the information was provided and marked Not Provided per XXX. Cleared.	XXX	Original CLTV is Below the Guideline Maximum - XXX Factor Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor
Qualifying DTI below max allowed. - Comp Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor
Original LTV is Below the Guideline Maximum - XXX Factor Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
Borrower has stable job time - XXX Factor Borrower has XXX years on job. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090455	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - XXX Factor Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor
Qualifying DTI below max allowed. - Comp Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor
Original LTV is Below the Guideline Maximum - XXX Factor Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
Borrower has stable job time - XXX Factor Borrower has XXX years on job. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090455	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - XXX Factor Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor
Qualifying DTI below max allowed. - Comp Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor
Original LTV is Below the Guideline Maximum - XXX Factor Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
Borrower has stable job time - XXX Factor Borrower has XXX years on job. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090455	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - XXX Factor Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor
Qualifying DTI below max allowed. - Comp Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor
Original LTV is Below the Guideline Maximum - XXX Factor Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
Borrower has stable job time - XXX Factor Borrower has XXX years on job. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090339		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date).	Document Uploaded.	XXX	Borrower XXX Credit Report is not Expired.; Updated credit report dated XXX was provided. Updating loan accordingly - condition cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090339		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090339		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090318	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX Cured Required.
Refund in the amount  of XXX
Cure Package requires a PCCD, LOX, Copy of Refund Check and proof of delivery to borrower OR Valid COC.
The XXX tolerance violation is due to the increase in Discount Points on the Initial CD dated XXX and no COC was found in the file explaining the reason for the increase.
Document Uploaded. I believe you are missing some documents. I have uploaded some LEs and initial CD to show the discount points with COC.	XXX	LE and COC dated XXX resolved the exception; LE and COC dated XXX resolved the exception	XXX	Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor
																			Qualifying DTI below max allowed. - XXX Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090318	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	XXX	Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor
																			Qualifying DTI below max allowed. - XXX Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090318	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor
																			Qualifying DTI below max allowed. - XXX Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090318	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor
																			Qualifying DTI below max allowed. - XXX Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090313		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090313		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090313		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090300	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured Post Close	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX Cure Required. Refund in the amount of XXX, cure package requires PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX tolerance violation is due to increased Title Fees ( Lender Insurance, Document Prep, and Endorsement Fees) from LE XXX to Final CD XXX. The borrower used the provider on the service provider list therefore all fees included in Section C are part of the XXX tolerance calculation
Document Uploaded. Uploaded the check, PCCD, letter to borrower, and XXX label.	XXX	Cured package provided downgraded exception to a XXX; TILA XXX Cure Required. Refund in the amount of XXX, cure package requires PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX tolerance violation is due to increased Title Fees ( Lender Insurance, Document Prep, and Endorsement Fees) from LE XXX to Final CD XXX. The borrower used the provider on the service provider list therefore all fees included in Section C are part of the XXX tolerance calculation; This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor
Qualifying DTI below max allowed. - XXX Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor
																			Borrower has stable job time - XXX Factor Borrower has XXX years on job. Comp Factor	D	B	D	B	B	A	A	A	D	B	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090300	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. Per guidelines, the Payment Shock calculation makes the current payment shock - XXX and max payment shock amount is XXX. Borrower is currently renting with a rent amount XXX per month.
Exception not granted for the higher payment shock amount.	PITIA XXX divided by rent XXX = XXX minus XXX = XXX or XXX payment shock. I'm not seeing how the payment shock is XXX? Please explain.	XXX	Received LOX and manually calculated the payment shock. Confirmed - amount is within guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor
Qualifying DTI below max allowed. - XXX Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor
																			Borrower has stable job time - XXX Factor Borrower has XXX years on job. Comp Factor	D	B	B	A	B	A	A	A	D	B	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090300	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor
Qualifying DTI below max allowed. - XXX Factor Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor
																			Borrower has stable job time - XXX Factor Borrower has XXX years on job. Comp Factor	D	B	A	A	B	A	A	A	D	B	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090287		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - within tolerance Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090287		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - within tolerance Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090287		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	TRID na The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - within tolerance Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090286		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090286		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090286		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090275	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090275	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090275	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090273	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided The Lenders 1008 has a "XXX" payment that does not match the Final CD or Underwriters figures. Please provide an updated 1008 and CRSE using the guideline qualifying rate for Interest Only loans. Interest Only loans are qualified using the IO portion of the payment plus, taxes, insurance, and HOA.	Document Uploaded. Uploaded 1008 and CRSE reflecting interest only payment.	XXX	Approval/Underwriting Summary is fully present; Received an updated 1008 and CRSE showing the corrected PITI and matching guideline requirements. Cleared.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090273	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090273	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090261	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090261	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090255	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Qualifying Credit Score does not meet eligibility requirement(s)	Credit report reflects XXX credit score. Guideline requirements are minimum of XXX credit scores.	Document Uploaded. Uploaded credit report used for qualifying (XXX report with XXX scores).	XXX	; Received lender pulled credit report advising this was the report used to qualify - since it has XXX scores. Updating - cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - XXX Factor Borrower has XXX years on job. XXX Factor	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090255	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of XXX is less than required coverage required Coverage of XXX is not sufficient to cover loan amount of XXX.	Document Uploaded. Uploaded the RCE that shows a value of XXX therefore dwelling of XXX is sufficient.	XXX	Hazard Insurance coverage meets guideline requirement; Received copy of the XXX showing an estimated amount of reconstruction being XXX. Cleared	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - XXX Factor Borrower has XXX years on job. XXX Factor	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090255	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - XXX Factor Borrower has XXX years on job. XXX Factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090255	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - XXX Factor Borrower has XXX years on job. XXX Factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090252	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.;	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090249	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	UCDP documentation was not provided; Third Party Valuation is required.	Document Uploaded.	XXX	AVM provided for XXX valuation - cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX% XXX Factor
Original LTV is Below the Guideline Maximum - XXX Factor Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
																			Original CLTV is Below the Guideline Maximum - XXX Factor Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor	D	B	D	A	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090249	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Mortgage history for primary residence less than XXX months	CRSE reflects exception granted due to living XXX and not XXX. Recently XXX primary with evidence in file. Comp factors listed are qualifying credit score of XXX, reserves of XXX months, credit history of XXX, and LTV is XXX.	CRSE reflects exception granted due to living rent free and not owning primary residence. Recently XXX primary with evidence in file. Comp factors listed are qualifying credit score of XXX, reserves of XXX months, credit history of XXX, and LTV is XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX% XXX Factor
Original LTV is Below the Guideline Maximum - XXX Factor Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
																			Original CLTV is Below the Guideline Maximum - XXX Factor Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor	D	B	B	B	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090249	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX% XXX Factor
Original LTV is Below the Guideline Maximum - XXX Factor Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
																			Original CLTV is Below the Guideline Maximum - XXX Factor Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor	D	B	A	A	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090249	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - XXX Factor Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX% XXX Factor
Original LTV is Below the Guideline Maximum - XXX Factor Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
																			Original CLTV is Below the Guideline Maximum - XXX Factor Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor	D	B	A	A	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090243		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090243		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090243		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090236	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	The Initial CD issued XXX is missing. Please provide for testing. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided resolved exception; Initial CD provided resolved exception	XXX	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090236	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090236	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090225	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090225	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090225	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090306	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Third Party Desk Review variance to appraised value exceeds XXX%	Document Uploaded.	XXX	; CDA has been provided. Cleared. ; AVM provided and does not support value. Confidence Score is XXX; FSD Score XXX. Additional valuation documentation is required.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090306	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090306	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090306	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX of Business Purpose pg. 202 The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090289		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of XXX is less than required coverage required The State of XXX enacted legislation in XXX that prohibits insurers from publishing their replacement cost estimates, however the coverage amount of XXX is less than the loan amount of XXX.	Document Uploaded. Uploaded the RCE to show dwelling is sufficient.	XXX	Hazard Insurance coverage meets guideline requirement; Received a replacement cost estimator report.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090289		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090289		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090311	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX The title commitment in the file has a proposed amount of insurance of XXX and the loan amount is XXX. Please provide the XXX to confirm sufficient coverage.	Document Uploaded.	XXX	Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX; XXX was received showing coverage amount of XXX. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090311	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090311	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job. XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090267	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	UCDP documentation is missing. Need XXX valuation per guidelines.	Document Uploaded.	XXX	UCDP documentation provided showing CU Score XXX and R&W Relief - Eligible. Cleared	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090267	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090250	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090250	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090250	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090241		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090241		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090312		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090312		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090312		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090224		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090224		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090224		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090278	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090278	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090278	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090247		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090247		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	TRID na- Rate Term Investment The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090247		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090369	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090369	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090369	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090276		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090276	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
														While the XXX provisions specify that lenders may XXX make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established XXX and met appraisal requirements, therefore, downgraded to grade A.			HPML with established XXX and met appraisal requirements, therefore, downgraded to grade A.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090276		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090268	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job. XXX Factor
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090268	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job. XXX Factor
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090232		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090232		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090232		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090454		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (XXX)	Audited Reserves of XXX are less than Guideline Required Reserves of XXX. CRSE in the files cites this exception and approval for XXX months of reserves is accepted. Compensating factors include Qualifying credit score is XXX, XXX is XXX Housing, Residual income of XXX, Credit history XXX.			CRSE in the files cites this exception and approval for XXX months of reserves is accepted.	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090454		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090454		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090245		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090245		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090245		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090246	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090246	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090246	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090471	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090471	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090471	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090298	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value. The file contained a Field Review Report and a XXX which do not support the appraised value. Please provide an additional valuation method to support the property's value. XXX Party Valuation Product not Provided to Support Origination Appraised Value. The file contained a Field Review Report and a XXX which do not support the appraised value. Please provide an additional valuation method to support the property's value.	; Field review in amount of XXX used as originator stated value on 1008 and for LTV/CLTV calculation. Appraisal and Desk Review provided XXX support field review view. Since appraisal and field review obtained pre-close with effective dates of XXX, and lesser of XXX values used as originator value, this is resolved. No additional products required.;	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	C	A	D	A	D	A	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090298	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) Documentation Required - File missing XXX Disclosure	Document Uploaded.	XXX	XXX disclosure provided resolved exception; XXX disclosure provided resolved exception	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	C	A	D	A	D	A	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090298	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Credit score not provided	Per Lender Guidelines, all borrowers must have a valid credit score from at least XXX of the XXX main credit reporting agencies; however, the Broker's credit report in file was obtained only using data from Experian. Please provide the brokers credit report from XXX XXX with the credit scores.
Document Uploaded.	XXX	Received a credit report dated XXX showing credit scores for all XXX reporting agencies. Updating loan accordingly - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	C	A	D	A	D	A	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090472		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded. CDA	XXX	This has been received	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090229	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090238		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090238		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090238		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090282		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090282		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090282		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090265		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Borrower does not own the XXX as required by guidelines. The lender approved the exception citing XXX FICO, XXX months reserves and a history of XXX investment properties as the compensating factors.			The lender approved the exception	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090265		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090265		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090221	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090221	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090221	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090207	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090207	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090207	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090460		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090460		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090451	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090451	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX completed TRID portion of loan, reviewed and validated exception The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090451	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090296		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090296		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090296		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	TRID na The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090227		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090227		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090227		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	TRID NA The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090259	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090259	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090212	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	XXX Approval Missing	XXX Approval Missing XXX approval is Missing.	Property is a XXX. XXX is not a requirement.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance	D	A	B	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090212	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	HOA Questionnaire is Missing	XXX Missing Appraiser classified subject property as a XXX level XXX unit. per guidelines, a HOA certification is required and a valid project approval.	XXX Provided; Property is a XXX. XXX is not a requirement.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090212	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090212	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090222		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX	Document Uploaded.	XXX	Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX; Received XXX confirming the coverage amount of XXX. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090222		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job. Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090222		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090476		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (XXX)	Audited Reserves of XXX are less than Guideline Required Reserves of XXX. Verified assets are actually higher than what was shown on the 1003. Borrower is short reserves.	Document Uploaded.	XXX	Lender updated the CRSE in the trailing docs stating an exception for XXX months of reserves, and granting approval.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090476		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Asset XXX Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements Per guidelines, XXX borrower's percentage of business funds can be used. Borrower XXX business with XXX and not XXX owner. CRSE confirms - allowed XXX use of XXX funds since XXX is owned XXX with XXX. Compensating factors : Qualifying credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Residual income of XXX; Credit History - XXX-last XXX months.			Lender updated the CRSE in the trailing docs stating an exception for XXX months of reserves, and granting approval.; Asset Record XXX Does Not Meet G/L Requirements Per guidelines, only borrower's percentage of business funds can be used. Borrower owns business with spouse and not XXX owner. CRSE confirms - allowed XXX use of business funds since LLC is owned XXX with XXX. Compensating factors : Qualifying credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Residual income of XXX; Credit History - XXX-last XXX months.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090476		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090476		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090448		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear: Please provide Initial CD issued XXX for testing. This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD dated XXX provided; exception resolved; Initial CD dated XXX provided; exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090448		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Comp Factor	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090448		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Comp Factor	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090204		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090204		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090204		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090173	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090173	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090264		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090264		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090264		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	TRID na- Cert of Business Purpose pg. XXX The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090126		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	aspencer completed TRID portion of loan, reviewed and validated exception The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090126		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090126		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090197	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Property Title Issue	Property Title Issue Lender signed note and Mortgage as an individual. Title is held by XXX. Please provide a new Mortgage with borrower signing as an individual and as a member of XXX.	A copy of the note showing borrower assigned as individual and as XXX of the LLC was provided in the file. Cleared.; A copy of the note showing borrower assigned as individual and as XXX of the LLC was provided in the file. Cleared.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090197	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: Property Title Issue Lender signed note and Mortgage as an individual. Title is held by XXX. Please provide a new Mortgage with borrower signing as an individual and as a member of XXX.	Property/Appraisal Meets Guidelines; A copy of the note showing borrower assigned as individual and as XXX of the LLC was provided in the file. Cleared.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090197	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090197	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090380	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Property Title Issue	Property Title Issue The preliminary title report does not indicate that the property is "Fee Simple" but instead lists that the estate or interest in the land hereinafter described or referred to as covered by the report requires "A Fee". No further information was provided in file to clarify if the property is truly "Fee Simple".	Document Uploaded. Uploaded updated title to show as Fee Simple. Appraisal also confirms Fee Simple.	XXX	Property Title Issue Resolved; Received XXX showing Fee Simple. Cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090380	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090380	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090196		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The Fraud Report reveals an alert for potentially undisclosed real estate owned by XXX, located at XXX XXX, XXX, XXX that was not cleared. A similar address, but with XXX, appears on the borrower’s XXX statements.	Document Uploaded. I have uploaded XXX reports for XXX property addresses. Borr does not own these XXX.	XXX	All Fraud Report Alerts have been cleared or None Exist; XXX reports were provided on the XXX properties in question. Reviewed and confirmed borrower does not own these properties. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090196	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report The Fraud Report reveals an alert for potentially undisclosed real estate owned by XXX, located at XXX, XXX, XXX that was not cleared. A similar address, but with XXX, appears on the borrower’s XXX statements.
															See XXX reports I uploaded to other duplicate finding. Borr does not own these XXX properties.	XXX	Potential Fraud Reflected on Fraud Report is Resolved or None Exists; XXX reports were provided on the XXX properties in question. Reviewed and confirmed borrower does not own these properties. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090196		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090196		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090198	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date). Application date XXX, Credit Report from XXX. Credit Report over XXX days from closing at XXX. No additional credit report found in file. Just a note stating "XXX not required for XXX".	Document Uploaded. Uploaded correct credit report.	XXX	Updated credit report resolved the issue; Borrower XXX Credit Report is not Expired.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. Compensating factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. Compensating factor.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090198	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. Compensating factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. Compensating factor.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090135		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report The Fraud Report reveals a High alert for potentially undisclosed real estate owned by XXX, located at XXX., XXX, that was not cleared.	Document Uploaded. Uploaded 1003. Added the property XXX to the REO section. It is owned XXX per the fraudguard so does not affect anything regarding loan approval.	XXX	Potential Fraud Reflected on Fraud Report is Resolved or None Exists	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090135		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The Fraud Report reveals a High alert for potentially undisclosed real estate owned by XXX, located at XXX XXX., XXX, that was not cleared.	See duplicate finding. Uploaded 1003 with REO property added.	XXX	All Fraud Report Alerts have been cleared or None Exist	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090135		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090135		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090117		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower information on 1003 is incomplete	Borrower's date of hire on the final 1003 is XXX but shows XXX years XXX months employment. The WVOE has the correct hire date of XXX	Document Uploaded.	XXX	New 1003 uploaded with correct hire dates.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090117		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090117		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090133	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090133	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090133	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090403	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090403	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090403	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090174		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090174		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090174		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090119	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090119	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090119	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090157		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090157		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090157		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090170		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090170		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090170		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090450		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX were established; documentation to confirm appraisal receipt are missing. Condition remains.	Document Uploaded.	XXX	HPML compliant; XXX were established; documentation to confirm appraisal receipt are missing. Condition remains.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090450		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090450		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090180		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090180		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090180		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The Mortgage/Deed of Trust executed on XXX appears to be completed in error. The property being purchased is vested in the LLC known as One XXX, LLC. All documentation, including the Operating Agreement, provided in the loan file indicates that the only member of the XXX is XXX. However, the Mortgage/Deed of Trust and all corresponding XXX were executed with both borrowers' individually as well as vested in One XXX LLC.	Document Uploaded. XXX sent the revised Operating Agreement dated XXX showing XXX borrowers are XXX owners. Therefore the XXX is ok.; Please send verification that XXX is a Member of XXX. If XXX is not a Member of XXX, please send a new XXX removing XXX as a signor for the LLC.	XXX	The Deed of Trust is Present and Complete; The Deed of Trust is Present and Complete; An updated LLC was provided showing equal partnership between the borrowers. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090142	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required The file contained hazard insurance coverage combined of $XXX which did not meet the minimum hazard insurance requirements as defined by the lender's guidelines. Additionally, the policy did not reflect guaranteed replacement coverage nor did the policy reflect a replacement coverage cost estimate to allow for lower coverage.	Document Uploaded.	XXX	Hazard Insurance coverage meets guideline requirement; Hazard Insurance coverage meets guideline requirement; Received copy of the replacement cost estimator. ; Document Uploaded.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090142	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date). The borrower's credit report provided in the loan file is dated XXX and expired on XXX. The closing of this purchase transaction occurred after the expiration date of XXX.	Document Uploaded.	XXX	Borrower 1 Credit Report is not Expired.; Borrower 1 Credit Report is not Expired.; Borrower 1 Credit Report is not Expired.; Borrower 1 Credit Report is not Expired.; An updated credit report dated XXX was provided and clears the condition.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090142	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The credit report dated XXX last reported the XXX existing mortgages as of XXX and XXX. The file contains mortgage statements showing both mortgages are due for XXX; however, the file does not contain a continuous mortgage history to reflect a XXX history for the most recent XXX months on each trade.	Document Uploaded.	XXX	Housing History Meets Guideline Requirements; Housing History Meets Guideline Requirements	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090194		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Reserves of XXX Months; Credit History - XXX-last XXX months.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090194		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Reserves of XXX Months; Credit History - XXX-last XXX months.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090194		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited XXX Exceeds Guideline Program Maximum	Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%. The borrower acted as the buyer's and seller's agent for XXX, then had the real estate company contribute $XXX from each side to the transaction.	Document Uploaded.	XXX	Received updated CRSE. Max XXX is XXX; Actual XXX - XXX. Exception request submitted to XXX. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Reserves of XXX Months; Residual Income of XXX; Credit History - XXX-last XXX months.; Received updated CRSE. Max XXX is XXX; Actual interested party contributions - XXX. Exception request submitted toXXX. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Reserves of XXX Months; Residual Income of XXX; Credit History - XXX-last XXX months.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX; Reserves of XXX Months; Credit History - XXX-last XXX months.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090456		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Purposes	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090456		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090456		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) The Credit Score disclosure is missing.	Document Uploaded.	XXX	Received copy of credit score disclosure from client - exception resolved. ; Received copy of credit score disclosure from client - exception resolved. ; Received copy of credit score disclosure from client - exception resolved.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090161		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090161		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090161		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090161		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	Right to Receive Appraisal Disclosure was not provided within XXX days of application (12 CFR 1002.14 (a)(1))	Right to Receive Appraisal Disclosure was provided to the borrower on XXX which was not within XXX days of application date of XXX.			Received Email LOX -XXX note that application date of XXX was on a XXX and we don’t count the XXX, XXX was on a XXX. This condition is invalid; pls advise, thank you. Reviewed the date/timestamps and confirmed. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090260	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
																			Borrower has stable job time - Borrower has XXX years on job. Borrower stated XXX as start date. Tax preparer/CPA LOE datedXXX, confirms borrower been XXX contractor over the last XXX years.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090260	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Unable to duplicate Lenders income calculation for borrower XXX. Lender's income shown on 1008 $XXX, and audit calculation $XXX using provided Work # VOE and YTD paystub along with XXX and XXX W2's.	; Document Uploaded. So here is what I am coming up with, I am using total income from XXX. & XXX. Looks like there was a XXX of employment in XXX so we would need to make an exception for using the commission income for XXX MONTHS. Received documentation and confirmed the income.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
																			Borrower has stable job time - Borrower has XXX years on job. Borrower stated XXX as start date. Tax preparer/CPA LOE datedXXX, confirms borrower been XXX contractor over the last XXX years.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090260	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation Required:
Missing Initial CD from the file that was provided at least XXX days prior to closing. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Received copy of Initial CD and proof of delivery to the borrower from the client- exception resolved.; Received copy of Initial CD and proof of delivery to the borrower from the client- exception resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
																			Borrower has stable job time - Borrower has XXX years on job. Borrower stated XXX as start date. Tax preparer/CPA LOE datedXXX, confirms borrower been XXX contractor over the last XXX years.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090152	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Purposes	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090152	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Purposes	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090152	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Purposes	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090163	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090163	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090310		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Purposes	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090310		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090310		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090447		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090447		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090447		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090178		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090178		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090178		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (XXX)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. CRSE approved exception in file dated XXX, by XXX. Exception Type, Reserves. Guideline Minimum Reserves XXX months. Approved at XXX months. Qualifying credit score XXX% Housing ratio or XXX Total, Borrower with same Employer/Business for XXX years, Qualifying payments shock XXX%, Residual income of $XXX, and Qualifying LTV is XXX%.		XXX	CRSE approved exception to guidelines		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090178	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. CRSE approved exception to guidelines.. Exception Type, Reserves, Guideline, Minimum Reserves: XXX months -XXX, Actual, Reserves: XXX,
														Rationale: borrower will have XXX months reserves. excellent credit. Granted by,XXX XXX. Qualifying credit score XXX, XXX% Housing ratio or XXX Total, Borrower with same Employer/Business for XXX years, Qualifying payments shock XXX%, Residual income of $XXX, and Qualifying LTV is XXX%.		XXX	CRSE approved exception to guidelines		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090106	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Purposes	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance. compensating factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090106	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Purposes	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance. compensating factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090412	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Expired	Borrower 1 Credit Report is Expired (Greater than XXX days from the Closing Date). Credit Report dated XXX, closing date of XXX exceeds the max allowed days of XXX	Document Uploaded.	XXX	Borrower XXX Credit Report is not Expired.; Received an updated credit report dated XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090412	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090467		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Borrower received an unknown $XXX wire to XXX account #XXX on XXX from XXX used for down payment to escrow. No explanation in file as to where these funds came from. Please provide detailed explanation of funds, who or where they came from and if needed why. $XXXGift from spouse and XXX accounted for. Also, unable to determine figure used for assets as the final 1003 and the underwriter 1008 show conflicting figures. Confirmation of assets used for closing and reserves required.	Document Uploaded.	XXX	Asset Qualification Meets Guideline Requirements; Asset Qualification Meets Guideline Requirements	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090467		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090118	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (XXX)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Using borrowers most current bank statements provided, Audit unable to duplicate Lenders reserves/assets. After reviewing both borrowers URLA's, It appears Lender gave borrower credit XXX for XXX accounts in a side by side comparison. account XXX shown on 1003 to have $XXXactual amount in account as of XXX $XXX	Document Uploaded. Uploaded all assets. I think the first page will be most important as it's an update to XXX dated XXX with a higher balance. Uploaded CRSE and 1008 with updated reserves of XXX months.	XXX	Audited Reserves of XXX are equal to or greater than XXX Required Reserves of XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090118	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Audit used borrowers most current supplied bank statements. After reviewing both borrowers URLA's, it appears Lender gave borrowers credit for the same accounts in a side by side comparison. Also, figures shown on 1003 do not match with documents provided. 1031 exchange in file from sale of prior Investment property not included in assets as it was paid directly at closing from other XXX and would not be used for reserves.	See other open finding. I uploaded all docs updating assets with reserves of XXX months.	XXX	The required number of months reserves are to be seasoned does meet Guideline requirement.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090118	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090118	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090148		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require XXX residential pay history. Proof of rental payments not found in file.	Document Uploaded. Uploaded verification of rent.	XXX	Housing History Meets Guideline Requirements; Housing History Meets Guideline Requirements	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090148		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090441		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090441		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090441		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090141		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value. Field Review provided showing a value lower than appraised value at $XXX dated XXX. AVM dated XXX in file showing a lower value than Field Review and appraised value of $XXX. Lender used appraised value dated XXX of $XXX for qualifying LTV and loan amount.			Field review provided showing sufficient value.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090141		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090141		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090100	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX)	Document Uploaded.	XXX	XXX disclosure provided; exception resolved; XXX disclosure provided; exception resolved; XXX disclosure provided; exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance. compensating factor	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090100	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance. compensating factor	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090100	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance. compensating factor	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090105		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090105		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090105		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090078	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090078	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090078	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090097	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090097	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090097	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090139	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job. per XXX from the XXX XXXXXXXXXX of XXXXX, XX XXXXXX was effective on XXX and lists XXXas President.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090139	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job. per XXX from the XXX XXXXXXXXXX of XXXXX, XX XXXXXX was effective on XXX and lists XXXas President.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090139	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job. per XXX from the XXX XXXXXXXXXX of XXXXX, XX XXXXXX was effective on XXX and lists XXXas President.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090093		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090093		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090093		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090140		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090140		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090258		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Satisfactory XXX not Provided	Unsatisfactory Chain of Title provided The title report provided in file from XXX dated XXX does not contain a required XXX month chain of title.			XXX of Title has been provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090258		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date). The lender's credit report provided is dated XXX. Per the lender guidelines, credit report are valid for XXX days and accordingly, this report expired on XXX. The Note date is XXX.	Document Uploaded. Uploaded updated credit report used for qualifying.	XXX	Borrower XXX Credit Report is not Expired.; Borrower XXX Credit Report is not Expired.; Borrower XXX Credit Report is not Expired.; Borrower XXX Credit Report is not Expired.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090258		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The primary mortgage history with XXX #XXX reflected on the credit report dated XXX shows a date of last activity of XXX. The guidelines require a housing history verified with a payment history of XXX within the last XXX months. Considering the Note date is XXX, a continuous mortgage history was not provided.	I uploaded the updated credit report obtained on XXX which includes updated mortgage history.	XXX	Housing History Meets Guideline Requirements	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090258		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090258		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090343		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX, Reserves of XXX months, Credit history is XXX, Seasoned landlord.	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090343		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	XXX Dated Prior to the Note Date, After Appraisal Date	Property located in XXX with no subsequent property Inspection. XXX indicated that the subject property's county of XXX is in a current Emergency status that is allowing individual assistance as of XXX. The file did not contain a Post Disaster Inspection to verify the property has had no damage from the indicated disaster.	Document Uploaded.	XXX	Property Inspection Provided.; XXX Inspection provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX, Reserves of XXX months, Credit history is XXX, Seasoned landlord.	C	B	C	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090343		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Missing Business Entity Formation Document	The Mortgage signed by the borrower is vested in the LLC Name of XXX. The file contains a copy of the Operating Agreement and verification she is the XXX. However, the file does not contain verification of the LLC's XXX number which is required per XXX State law even for a XXX entity. Additionally, the LLC was not verified through XXX Secretary of State to verify/validate it is still in existence and in good standing.	Document Uploaded.	XXX	verification of the LLC's XXX number provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX, Reserves of XXX months, Credit history is XXX, Seasoned landlord.	C	B	B	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090343		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date). The credit report provided in the loan file dated XXX. The Note/Mortgage was signed onXXX. The lender guidelines indicate that the credit reports are valid for XXX days which indicates that the credit report had expired on XXX.	Document Uploaded.	XXX	Borrower XXX Credit Report is not Expired.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX, Reserves of XXX months, Credit history is XXX, Seasoned landlord.	C	B	C	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090343		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX Guidelines require LTV to be XXX% for loans under $XXX. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit score is XXX, Reserves of XXX months, Credit history is XXX, Seasoned XXX.			Audited Loan Amount of XXX is less than the Guideline Minimum Loan Amount of XXX Guidelines require LTV to be XXX for loans under XXX. CRSE in the file XXX this exception and approval is granted. Compensating factors include: Qualifying Credit score is XXX, Reserves of XXX months, Credit history is XXX, XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX, Reserves of XXX months, Credit history is XXX, Seasoned landlord.	C	B	B	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090343		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Property	Ineligible Property	Based on the lender guidelines, properties with less than XXX square feet are ineligible. In this case, the subject property contains XXX square feet which does not meet the minimum requirements. An exception was granted and captured on the Credit Risk Summary & Exception Approval on XXX by XXX. The compensating factors used to grant this exception is: 1) Credit Score of XXX; 2) Reserves of XXX months; 3) Credit history of XXX months; 4) Seasoned XXX and 5) Similar comps were used with low gross adjustments to support the value. It should be noted that maximum LTV was set at XXX% at the time the exception was granted; however, the final LTV/CLTV is XXX%.			Based on the lender guidelines, properties with less than XXX square feet are ineligible. In this case, the subject property contains XXX square feet which does not meet the minimum requirements. An exception was granted and captured on the Credit Risk Summary & Exception Approval on XXX by XXX. The compensating factors used to grant this exception is: 1) Credit Score of XXX; 2) Reserves of XXX months; 3) Credit history of XXX months; 4) XXX and 5) Similar comps were used with low gross adjustments to support the value. It should be noted that maximum LTV was set at XXX at the time the exception was granted; however, the final LTV/CLTV is XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX, Reserves of XXX months, Credit history is XXX, Seasoned landlord.	C	B	B	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090177	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job. Verified Reserves of XXX months; Residual Income of $XXX month	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090177	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job. Verified Reserves of XXX months; Residual Income of $XXX month	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090177	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX. The loan file contains a completed Credit Risk Summary & Exception Approval which grants an exception allowing the borrower to receive cash out of $XXX without meeting the minimum required credit score of XXX. The borrower's qualifying credit score is XXX. The compensating factors considered when granting this program exception are: 1) DTI ratios of (XXX%/XXX%), 2) Employment Stability of XXX years with same Employer/Business, 3) Verified Reserves of XXX months, 4) Residual Income of $XXX month and 5) Qualifying LTV is XXX%. Additionally, the maximum cash out allowed is $XXX with a XXX credit score; however, the exception additionally allows cash out up to $XXX. This was approved by XXX on XXX.	Audited FICO of XXX is less than Guideline FICO of XXX. The loan file contains a completed Credit Risk Summary & Exception Approval which grants an exception allowing the borrower to receive cash out of XXX without meeting the minimum required credit score of XXX. The borrower's qualifying credit score is XXX. The compensating factors considered when granting this program exception are: 1) DTI ratios of (XXX), 2) Employment Stability of XXX years with same Employer/Business, 3) Verified Reserves of XXX months, 4) Residual Income of XXX month and 5) Qualifying LTV is XXX. Additionally, the maximum cash out allowed is XXX with a XXX credit score; however, the exception additionally allows cash out up to XXX. This was approved by XXX on XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job. Verified Reserves of XXX months; Residual Income of $XXX month	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090112	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090112	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090112	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA XXX Cure Required. The XXX% tolerance violation in the amount of $XXX is due to an increase in Attorney Fee, Title Endorsement, Wire Transfer and Electronic Recording fee from the LE to CD. The SSPL is missing; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX.	Document Uploaded.	XXX	XXX provided; exception resolved; XXX provided; exception resolved; This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090150		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090150		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090120		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090120		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090120		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090181	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job. Per Articles of Incorporation in file dated XXX for XXXXXXX XXXX XXXXXXX. CPA LOE in file states borrower XXX% owner.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor; XXX% Housing DTI, Reserves of XXX months, Residual Income of $XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090181	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job. Per Articles of Incorporation in file dated XXX for XXXXXXX XXXX XXXXXXX. CPA LOE in file states borrower XXX% owner.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor; XXX% Housing DTI, Reserves of XXX months, Residual Income of $XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090181	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements CRSE approved guideline exception. Exception Type, Credit-Payment History (Housing), Guideline, XXX month housing history must be documented, Actual, Borrower lives XXX, Rationale AOC exception approved for XXX, by XXX dated XXX. Qualifying Credit Score isXXX, XXX% Housing DTI, Reserves of XXX months, Residual Income of $XXX, Qualifying LTV is XXX	CRSE approved guideline exception	XXX	Borrower has stable job time - Borrower has XXX years on job. Per Articles of Incorporation in file dated XXX for XXXXXXX XXXX XXXXXXX. CPA LOE in file states borrower XXX% owner.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor; XXX% Housing DTI, Reserves of XXX months, Residual Income of $XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090087	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%, The lender cited a XXX FICO, XXX months reserves and XXX payment history	D	B	A	A	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090087	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%, The lender cited a XXX FICO, XXX months reserves and XXX payment history	D	B	A	A	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090087	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded. Uploaded CDA.	XXX	CDA provided. ; CDA provided.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%, The lender cited a XXX FICO, XXX months reserves and XXX payment history	D	B	D	A	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090087	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Borrower is required to XXX per guidelines. This borrower rents. The lender cited a XXX FICO, XXX months reserves and XXX payment history as compensating factors.	Housing History Does Not Meet Guideline Requirements Borrower is required to own primary residence per guidelines. This borrower rents. The lender cited a XXX FICO, XXX months reserves and XXX payment history as compensating factors.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%, The lender cited a XXX FICO, XXX months reserves and XXX payment history	D	B	B	B	B	B	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090159		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090159		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090159		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090136		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090136		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090136		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090303		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090303		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090303		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090231		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090231		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090231		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090359	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090359	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090359	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090166	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090166	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090449	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090449	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090449	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090124		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090124		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090124		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090160	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090160	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090083	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090083	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090083	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090405	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job; Qualifying credit score is XXX, Verified reserves are XXX, Residual income of $XXX, Credit history XXX last XXX months.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090405	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX Guidelines allow for a maximum loan amount of $XXX. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX, DTI is XXX% housing or XXX% total, Borrower with same business for XXX years, Verified reserves are XXX, Residual income of $XXX, Credit history XXX last XXX months.	CRSE in the file XXX this exception and approval is granted.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job; Qualifying credit score is XXX, Verified reserves are XXX, Residual income of $XXX, Credit history XXX last XXX months.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090122	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured Post Close	XXX	Compliance	XXX Finance Charge Test	This loan failed the XXX finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. TILA XXX Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The lender excluded the Title signing fee from the finance charge calculation.	Document Uploaded.	XXX	XXX package provided; Exception resolved; The amount of the cure required has been corrected to XXX due to review incorrectly excluding Title - Document delivery of XXX. The XXX cure amount is after the XXX allowance for undisclosed finance charges. The mavent in file indicates the Title - Signing Agent fee for XXX was excluded from the finance charges. XXX minus XXX finance charge under-disclosure allowance results in a XXX cure required. ; This loan failed the XXX finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX. The disclosed finance charge of XXX is not considered accurate because it is understated by more than XXX.; Received email LOX from client - "XXX The title agent signing fee of XXX is all theXXXru the loan. The fee foXXX0 is a seller paid fee which has nothing to do with us. I do not see a XXX fee at all; pls advise."	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.
Borrower has stable job time - Borrower has XXX years on job. Per Articles from XXX Secretary of State, XXX. was effective as of XXX.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090122	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Missing Initial CD dated XXX per disclosure tracking This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; Exception resolved. ; Initial CD provided; Exception resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.
Borrower has stable job time - Borrower has XXX years on job. Per Articles from XXX Secretary of State, XXX. was effective as of XXX.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090122	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.
Borrower has stable job time - Borrower has XXX years on job. Per Articles from XXX Secretary of State, XXX. was effective as of XXX.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090122	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.
Borrower has stable job time - Borrower has XXX years on job. Per Articles from XXX Secretary of State, XXX. was effective as of XXX.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090235	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. There's no evidence of a CD issued/received XXX business days prior to consummation XXX.	Document Uploaded.	XXX	Initial CD and receipt date provided; Exception resolved; Initial CD and receipt date provided; Exception resolved	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090235	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090235	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090351	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured Post Close	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a XXX-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery. The Lender Title Insurance increased on the CD issuedXXX and Title Notary was added to the CD issued XXX without a valid reason.	Document Uploaded. Uploaded all tolerance cure docs.	XXX	Cure package provided; Exception downgraded to a XXX; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Lender Title Insurance increased on the CD issued XXX on the CD issued XXX without a valid COC; This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090351	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090351	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024090094	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation Required - File missing Initial Closing Disclosure	Document Uploaded.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	A	B	B	D	A	C	A	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090094	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded.	XXX	XXX SSR shows XXX Risk Score	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	D	A	B	B	D	A	C	A	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090094	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	A	A	B	B	D	A	C	A	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090094	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Max NSF/OD in the last XXX months is XXX. Borrowers bank statements for the lasts XXX months reflect XXX NSF's. Exception located in file to allow for the excessive NSF's.	Exception located in file	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	B	B	B	B	D	A	C	A	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090415	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	XXX is Missing	Missing XXX The Master XXX Policy is missing from the loan file. Please provide a current copy for review.	Document Uploaded.	XXX	Lender provided XXX.; XXX is fully present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090415	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (XXX)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The Audited reserves of $XXX are less than the guideline required reserves of $XXX as the data from the current, unexpired credit report of XXX was used in reviewing the qualification of the loan. This credit report reflects a XXX day/monthly XXX with a balance of $XXX which was deducted from the documented assets of $XXX as reflected on the final 1003.	Incorrectly figured by underwriter.; Audited Reserves of XXX are equal to or greater than XXX Required Reserves of XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090415	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum	Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%. The CD does not reflect any seller paid closing costs. CD was entered by compliance, unaware of issue.	Audited XXX is less than or equal to Guideline Program Maximum; Cleared - received LOX to confirm.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090415	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090415	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090057		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.			Property owned XXX; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090057		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. When comparing the borrower's current housing expenses of $XXX versus the proposed PITIA of $XXX, the maximum payment shock of XXX% has been exceeded.			Property owned XXX; Property owned free and clear; Property owned XXX	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090057		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Purchase Contract is Expired	The purchase contract addendum reflects an expiration date of XXX. Please provide an updated, executed contract addendum extending the expiration to the Closing/Note Date of XXX.	Document Uploaded.	XXX	Contract extension addendum uploaded	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090057		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Trust/POA Does Not Meet Guideline Requirements	A copy of the Power Attorney utilized on behalf of the Coborrower was not provided for review.	Document Uploaded.	XXX	POA document uploaded	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090057		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	TRID: Missing Loan Estimate	Documentation Required - File missing Loan Estimate and SSPL. Unable to fully test compliance	Document Uploaded.	XXX	Initial LE and SSPL provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090057		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Asset XXX Does Not Meet Guideline Requirements	Asset XXX Does Not Meet Guideline Requirements The Popular #XXX bank statement reflects a large, unsourced deposits of $XXX. Please provide the documentation to source this deposit.	Document Uploaded.	XXX	Sourced funds are approved.; Asset XXX Meets Guideline Requirements Or Not Applicable	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090057		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090080	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	TRID: Missing Loan Estimate	Documentation Required - File missing Loan Estimates and service provider list, not able to completed TRID testing	Document Uploaded.	XXX	Initial LE provided, Exception resolved.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090080	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090080	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090096	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application. Need Initial LE from XXX for accurate CE testing.	Document Uploaded.	XXX	Initial LE provided, Exception resolved.; Initial LE provided, Exception resolved.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090096	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). provide Initial LE dated XXX for accurate compliance testing	Document Uploaded.	XXX	Initial LE provided, Exception resolved; Initial LE provided, Exception resolved	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090096	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). provide Initial LE & SSPL dated XXX for accurate compliance testing	Document Uploaded.	XXX	Initial LE provided, Exception resolved; Initial LE provided, Exception resolved	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090096	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required The State of XXX does not permit insurers to release their replacement cost estimates. The amount of coverage is less than the loan amount of $XXX.	Document Uploaded.	XXX	Hazard Insurance coverage meets guideline requirement; Received client's HOI Calculation showing required coverage amount as XXX.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090096	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090209		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date). Borrower credit report dated XXX, with a closing date of XXX. Credit report XXX days old.	Document Uploaded. Uploaded credit report.	XXX	Borrower XXX Credit Report is not Expired.; Received updated credit report dated XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090209		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090209		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090123		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX, Credit history = XXX XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090123		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX, Credit history = XXX XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090123		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The borrower lives XXX with a XXX. Guidelines require the borrower to own a XXX.			Exception located in file	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX, Credit history = XXX XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090031		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA XXX Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX% tolerance violation in the amount of $XXX, is due to a missing Service Provider List from the file.	Document Uploaded.	XXX	SSPL provided; Exception resolved; SSPL provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090031		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Per the Lender Matrices, the Payment Shock maximum is reflected at XXX%. Based on the borrower's current housing (taxes/insurance only) of $XXX for the current primary and adjoining lot, the payment shock has been exceeded when factoring in the proposed PITIA of $XXX.			Property is owned XXX. Per guidelines, Payment shock is not calculated.; Property is owned XXX. Per guidelines, Payment shock is not calculated.; Property is owned free and clear. Per guidelines, Payment shock is not calculated.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090031		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Audited XXX Exceeds Guideline Program Maximum	Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%.			Audited XXX is less than or equal to Guideline Program Maximum	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090031		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090131		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	UCDP/CU score is No Findings and R&W Not Eligible. A secondary valuation product is required. No secondary product located in file. Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded. Uploaded CDA.	XXX	CDA provided. ; CDA provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	D	A	D	A	B	A	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090131		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. 1008/Underwriter Transmittal Summary is missing from file.			1008 and CRSE uploaded.; Approval/Underwriting Summary is fully present; Document Uploaded. Client emailed over requested documents.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	D	A	B	A	B	A	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090131		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	D	A	A	A	B	A	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090070		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX)	Document Uploaded. Uploaded Credit Score disclosure.	XXX	Received copy of XXX disclosure from the client - exception resolved. ; Received copy of XXX disclosure from the client - exception resolved. ; Received copy of XXX disclosure from the client - exception resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090070		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090070		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090034	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA XXX Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due to missing service provider list.	Document Uploaded. Uploaded XXX.	XXX	Valid XXX provided, exception resolved; Valid XXX provided, exception resolved	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090034	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090034	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090143	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090143	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090143	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements	Document Uploaded.	XXX	Housing History Meets Guideline Requirements	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090143	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Document Uploaded.	XXX	Additional properties are held in an LLC	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090091	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090091	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090091	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Verification of Borrower Liabilities Missing or Incomplete	The borrower pays XXX per the final application. The file is missing proof that the Court required payment is being met.	XXX Settlement Agreement has been uploaded, and payment schedule is noted.; Document Uploaded.	XXX	Document provided.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090063		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090063		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090051	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Reserves are XXX months, DTI XXX% (Housing Ratio) or XXX% (Total),` Monthly housing payment is changing by $-XXX monthly, Qualifying Payment Shock is -XXX% and Credit History XXX-last XXX months.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090051	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Reserves are XXX months, DTI XXX% (Housing Ratio) or XXX% (Total),` Monthly housing payment is changing by $-XXX monthly, Qualifying Payment Shock is -XXX% and Credit History XXX-last XXX months.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090042		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090042		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090042		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090029	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090029	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090029	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090014	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090014	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090014	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090039	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090039	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090039	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090075		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090075		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090075		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090108	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation required to clear exception. Missing copy of initial Closing Disclosure dated and acknowledged by the borrower XXX days prior to loan consummation. The Business Purpose disclosure is missing and no Letter or Explanation for business purpose found.	Document Uploaded. ; Document Uploaded. Uploaded the signed Business Purpose Disclosure.; Document Uploaded. Please see email from XXX uploaded. Because this is an investment property and none of the proceeds were used to pay off any personal debt, the loan is not subject to TRID.; This is an investment property and is not subject to TRID rules. Borr does not have to receive CD XXX days before closing. And this is not an XXX loan therefore the business purpose disclosure is not required. The closing package has the XXX of Occupancy which is all that is required.	XXX	Borrower executed XXX for business purpose provided. Exception resolved.; Unable to resolve exception - document is signed/dated using future date. Provided XXX, but dated XXX ; There is no documentation in file to establish that the primary purpose of cash-out is for business use and is exempt under 1026.3(a)(1), therefore TRID testing applies. Documentation required to clear exception - missing copy of initial closing disclosure dated and acknowledged by the borrower at least XXX days prior to consummation or documentation (cert, LE, etc.) confirming primary purpose of cash-out. ; Loan program is not a XXX therefore a business purpose cert or LOE to document that the loan proceeds are not used for personal use are required to be considered business purpose. The loan does not contain documentation to confirm the proceeds are for business use therefore it is subject to TRID testing	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090108	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	TRID: Missing Loan Estimate	Documentation required to clear exception. The Loan Estimate is missing from the loan file, per the lenders disclosure tracker, the initial LE was issued XXX. The Business Purpose disclosure is missing and no Letter or Explanation for business purpose found.	Document Uploaded. Uploaded initial LE dated XXX. See comment on other finding regarding XXX.	XXX	Initial LE dated within XXX days of application provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090108	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090108	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090081		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded.	XXX	XXX in the file, however not sufficient to validate appraised value. ; XXX in the file, however not sufficient to validate appraised value. ; XXX in the file, however not sufficient to validate appraised value. ; XXX in the file, however not sufficient to validate appraised value. ; XXX in the file, however not sufficient to validate appraised value. ; XXX in the file, however not sufficient to validate appraised value.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090081		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third party AVM variance of -XXX% and Confidence score of XXX exceeds XXX% maximum variance tolerance or below confidence score minimum value	Document Uploaded.	XXX	Third party valuation product provided within tolerance	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090081		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX.			Qualifying DSCR meets Guidelines	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090081		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090081		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090064		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	No evidence of required debt payoff	According the XXX Tax Transcripts in the loan file, a total balance of $XXX was owed to the XXX. The final CD shows only $XXX was paid at closing. Missing evidence of payoff for the remaining balance of $XXX.	Document Uploaded. Uploaded CRSE for exception writeup for not paying off the XXX tax balance. Only the XXX balance was paid off at closing.	XXX	CRSE cites this exception and approval is granted.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090064		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090064		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). File is missing service provider list; all fees in section C are calculated as part of the XXX% tolerance. Provide XXX dated within XXX days of application or XXX Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the settlement fee, increase from $XXX to $XXX for the title commitment fee, and increase from $XXX to $XXX for the title update fee.	Document Uploaded. Uploaded SSPL.	XXX	Valid XXX provided, exception resolved; Valid XXX provided, exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090158	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	XXX Cure Required. Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The file is missing the revised CD dated XXX, according to the lenders Disclosure Tracking Summary, which reflects the addition of the Final Inspection Fee of $XXX, as reflected on the COC form, dated XXX. Please provide copy of the revised CD issuedXXX.
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	XXX	Valid COC provided, exception resolved.; Valid COC provided, exception resolved.; Received LOX email from lender - Its obvious that since the Appraisal was completed “Subj to” the Final Inspection fee had to be added to the Initial CD? Please review and advise. ; Copy of CD dated XXX and COC dated XXX provided by the client for testing. Entered CD for testing, however the COC provided does not provide a valid reason as to why the Final Inspection Fee was added to the CD. Cure package still required that must contain a PCCD, LOE, Copy of refund check of XXX and proof of delivery to the borrower.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090158	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090158	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090158	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required The XXX does not permit insurers to release their Replacement Cost Estimates, but the coverage amount of $XXX is less than the loan amount of $XXX.	Document Uploaded.	XXX	Hazard Insurance coverage meets guideline requirement	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090050		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	XXX Dated Prior to the Note Date, After Appraisal Date	Property located in XXX with no subsequent property Inspection. A search completed through XXX reflects a current XXX declared on XXX with Individual Assistance in the subject property's county. A Post Disaster Inspection is needed to ensure no damage to dwelling.	Document Uploaded. Uploaded disaster inspection.	XXX	Uploaded XXX inspection form.; Property Inspection Provided.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090050		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090050		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090044		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Asset XXX Does Not Meet Guideline Requirements	Asset XXX Does Not Meet Guideline Requirements The bank account with XXX #XXX is in the name of XXX. However, the file contains no verification that the borrower has ownership in the business and what percentage.	Document Uploaded. Uploaded cpa letter to state ownership.	XXX	CPA Letter uploaded; Asset XXX Meets Guideline Requirements Or Not Applicable	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying credit score of XXX, Residual Income of $XXX, Credit history of XXX.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090044		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The loan application indicates that the borrower has resided at his current residence for over XXX years paying $XXX/month in rent. However, the housing history was not documented in the loan file to validate the payment history meets guideline requirements.	Document Uploaded. Uploaded bank statements showing rent payments. Payments made each month to "Preserve".	XXX	Bank Statements showing rent payments are uploaded.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying credit score of XXX, Residual Income of $XXX, Credit history of XXX.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090044		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (XXX)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The audited reserves are less than the required XXX months XXX payments totaling $XXX.			Audited Reserves of XXX are less than Guideline Required Reserves of XXX. The audited reserves are less than the required XXX months PITIA payments totaling XXX. In this case, the lender granted an exception in regards to the program reserve requirements. The compensating factors used were: Qualifying credit score of XXX, Borrower with employer for XXX years, Residual Income of XXX, Credit history of XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying credit score of XXX, Residual Income of $XXX, Credit history of XXX.	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090044		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying credit score of XXX, Residual Income of $XXX, Credit history of XXX.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090048	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Missing evidence Mortgage/Deed of Trust will be recorded	Missing evidence of Mortgage recording	Document Uploaded.	XXX	Evidence of Mortgage Recording is present or Mortgage has been sent for Recording	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090048	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090048	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090155		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090155		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090155		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090049		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090049		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090049		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090066		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090066		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090066		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090012		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090012		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090012		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090047	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090047	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090047	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090035	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090035	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090035	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090025		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090025		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090025		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090090	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090090	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090090	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090125	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	The Third Party valuation product is required and missing from the loan file. Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded.	XXX	Desk review received. ; Desk review received.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090125	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090125	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090019	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing	Document Uploaded.	XXX	Business Purpose XXX/Disclosure Provided	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090019	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 2 Credit Report is Incomplete	Borrower XXX Credit Report is Partially Present. Lender Guidelines require a valid score from at least XXX (XXX) of the XXX (XXX) agencies. The broker credit report in the file only has XXX credit score reporting.	Document Uploaded.	XXX	Updated Credit report provided; Borrower XXX Credit Report is not partially present.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090019	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower XXX Credit Report is Partially Present. Lender Guidelines require a valid score from at least XXX (XXX) of the XXX (XXX) agencies. The broker credit report in the file only has XXX credit score reporting.	Document Uploaded.	XXX	Updated Credit report provided; Borrower 1 Credit Report is not partially present.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090019	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of taxes for property XXX: XXX.	Document Uploaded.	XXX	Tax Bill is uploaded	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090019	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090019	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090107		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% A newly-established XXX with a monthly payment of $XXX was not included in the lender's debt calculation. The loan, opened in XXX XXX is withXXX. The borrower indicated in a letter of explanation dated XXX that no new credit had been established with that lender as a result of a XXX credit inquiry.	Document Uploaded.	XXX	Updated 1003 removing "Other" liability.; Audited DTI of XXX is less than or equal to Guideline DTI of XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090107		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090060	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Purchase Contract is Expired	Purchase contract expired XXX. Missing Addendum to extend contract to XXX.	Document Uploaded.	XXX	Contract extension addendum provided through closing.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090060	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090446	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	TRID: Missing Loan Estimate	Page XXX of Initial Loan Estimate missing. Please prvide a full legible copy of the initial LE.	Document Uploaded.	XXX	Page 1 of the initial LE was provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090446	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090446	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090017	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Missing letter of explanation	Missing Letter of Explanation for borrower's name variances per Final Loan Approval.	Document Uploaded.	XXX	Updated Signature/Name XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090017	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090017	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090045	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090045	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090045	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090038		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090038		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090038		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090028	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090028	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090028	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090020		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090020		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090041	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090041	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090041	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090056	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX XXX higher-priced mortgage loan test. (XXX XXX, XXX Code Division XXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Code.
														While the XXX Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX loan with established XXX and met appraisal requirements.			HPML loan with established XXX and met appraisal requirements.		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090056		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090021	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090021	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090184		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090184		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090184		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX.	Document Uploaded. We are showing the DSCR is XXX. Please make sure you have the monthly HOA dues at XXX. The XXX letter states the annual HOA dues are XXX (XXX). I have uploaded that HOA letter.	XXX	HOA uploaded with correct annual fee.; Qualifying DSCR meets Guidelines	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090088	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	XXX Effective Date is after the Note Date	XXX Effective Date of XXX is after the Note Date of XXX XXX found in file with an effective date of XXX. Unable to locate current XXXin file with a term up to or with an expiration date of on, or before XXX.	Document Uploaded. Uploaded the current XXX.	XXX	Updated HOI; XXX Effective Date of XXX is prior to or equal to the Note Date of XXX Or XXX Effective Date Is Not Provided; XXX Effective Date of XXX is after the Note Date of XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090088	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090088	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090026	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090026	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090026	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. The lender commented that the XXX NSF in the XXX month period exceeds program guidelines on the bank statement worksheet but did not cite an exception on the Credit Risk Summary.	Document Uploaded. Uploaded CRSE with NSF exception (already approved byXXX).	XXX	CRSE submitted cites this exception and approval is granted.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090011		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090011		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090011		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Flood Certificate Missing	Missing XXX missing from file. Audit used appraisal for reference to conclude, not in a flood zone.	Document Uploaded.	XXX	Flood Certificate is provided.; Flood Certificate is fully present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090022	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
																			Borrower has stable job time - Borrower has XXX years on job. Articles in file with an effective date of XXX reflects XXX, LLC with XXX as Authorized XXX. CPA LOE in file confirms established date ofXXX and states borrower XXX is XXX% owner with, Non Purchasing borrower XXX as XXX% owner.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090022	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
																			Borrower has stable job time - Borrower has XXX years on job. Articles in file with an effective date of XXX reflects XXX, LLC with XXX as Authorized XXX. CPA LOE in file confirms established date of XXX and states borrower XXX is XXX% owner with, Non Purchasing borrower XXX as XXX% owner.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090022	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
																			Borrower has stable job time - Borrower has XXX years on job. Articles in file with an effective date of XXX reflects XXX, LLC with XXX as Authorized XXX. CPA LOE in file confirms established date ofXXX and states borrower XXX is XXX% owner with, Non Purchasing borrower XXX as XXX% owner.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090002	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require that the borrower(s) own their primary residence.	Guidelines show XXX months of housing history required. Rent payment history not verified. Per management ok to grant exception. Also per XXX guides, borr must own primary - no housing verified. The lender cited the XXX FICO, XXX months of reserves, XXX payment history and the XXX LTV as the compensating factors.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%;XXX months of reserves, XXX payment history	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090002	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%;XXX months of reserves, XXX payment history	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090002	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%;XXX months of reserves, XXX payment history	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090036	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090036	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090010	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090010	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090010	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090137		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090137		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090137		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090009		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090009		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090009		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090003		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090003		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090003		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090189	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job. Operating Agreement in file for XXX with an effective date of XXX reflecting XXXand XXX as Members with XXX% interest each, or 100% ownership. Articles in file and Operating Agreement for XXX XXX, LLC dated XXX reflects XXX as Managing Member.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Incorrect DTI shown on Pop up/Task Finding. Audit DTI is XXX% which exceeds max allowed of XXX% DTI.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090189	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job. Operating Agreement in file for XXX with an effective date of XXX reflecting XXXand XXX as Members with XXX% interest each, or 100% ownership. Articles in file and Operating Agreement for XXX XXX, LLC dated XXX reflects XXX as Managing Member.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Incorrect DTI shown on Pop up/Task Finding. Audit DTI is XXX% which exceeds max allowed of XXX% DTI.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090189	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job. Operating Agreement in file for XXX with an effective date of XXX reflecting XXXand XXX as Members with XXX% interest each, or 100% ownership. Articles in file and Operating Agreement for XXX XXX, LLC dated XXX reflects XXX as Managing Member.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Incorrect DTI shown on Pop up/Task Finding. Audit DTI is XXX% which exceeds max allowed of XXX% DTI.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090004	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090004	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090004	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090040		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title commitment in file reflects proposed loan amount of $XXX.	Document Uploaded.	XXX	Updated Title commitment; Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090040		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090037	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) The XXX disclosure is missing from the loan file	Document Uploaded.	XXX	XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
																			Borrower has stable job time - Borrower has XXX years on job. Borrower states on 1003, been in the same line of work for XXX years with a date of XXX. VOE dated XXX reflects borrower start date with Heartland Dental as XXX with an employment status of Active.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090037	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
																			Borrower has stable job time - Borrower has XXX years on job. Borrower states on 1003, been in the same line of work for XXX years with a date of XXX. VOE dated XXX reflects borrower start date with Heartland Dental as XXX with an employment status of Active.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090037	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
																			Borrower has stable job time - Borrower has XXX years on job. Borrower states on 1003, been in the same line of work for XXX years with a date of XXX. VOE dated XXX reflects borrower start date with Heartland Dental as XXX with an employment status of Active.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090027		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Missing Letter of Explanation (Assets)	Provide documentation to reflect that the borrowers are owners and have full rights to the business known as XXX, LLC and thus, the assets with XXX #XXX which were used to meet the funds to close/reserve requirements.	Document Uploaded. Pls note that one of the Bwrs is XXX and the Operating Agreement (page 6) states that....So the Funds ie assets can be used	XXX	Borrower has ownership in the LLC. Docs in the file and provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090027		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090027		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090190		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090190		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090190		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090327	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090327	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090008		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090008		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090008		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090001		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090001		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090024		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090024		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090024		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090316		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines Guidelines require the HOA to have a XXX% reserve in their budget. There are no reserves budgeted.			HOA Does Not Meet Guidelines Guidelines require the HOA to have a XXX reserve in their XXX. There are no reserves budgeted. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX. Borrower with same employer for XXX years, Credit history XXX and Qualifying LTV is XXX.	XXX	Borrower has stable job time - Borrower has X.X years on job. Qualifying fico = XXX , # of months of reserves = XX.XX	B	B	B	B	B	B	B	B	A	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090316		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Borrower does not meet residual income requirement	Residual income of $XXX does not meet guideline minimum of $XXX.			Residual income of XXX does not meet guideline minimum of XXX. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX. Borrower with same employer for XXX years, Credit history XXX and Qualifying LTV is XXX.	XXX	Borrower has stable job time - Borrower has X.X years on job. Qualifying fico = XXX , # of months of reserves = XX.XX	B	B	B	B	B	B	B	B	A	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090316		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has X.X years on job. Qualifying fico = XXX , # of months of reserves = XX.XX	B	B	A	A	B	B	B	B	A	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024090391		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. The appraisal lists the property as owner Occupied, when it should be tenant occupied.	Document Uploaded. The appraiser made a mistake and has updated the appraisal to show it is XXX occupied.	XXX	An updated appraisal was received - the appraiser made an error and has adjusted the occupant to XXX instead of Owner. Exception cleared.	XXX	Reserves of XX.XX months; Qualifying LTV is XX.XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090391		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per the Guidelines Mortgage Pay History required is XXX, the Mortgage Pay history is XXX. XXX in the file Cites this exception and Approval is granted. Compensating Factors include: Reserves of XXX months, and qualifying LTV is XXX.			Housing History Does Not Meet Guideline Requirements Per the Guidelines Mortgage Pay History required is XXX, the Mortgage Pay history is XXX. CRSE in the file XXX this exception and Approval is granted. Compensating Factors include: Reserves of XXX months, and qualifying LTV is XXX.	XXX	Reserves of XX.XX months; Qualifying LTV is XX.XXX	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090391		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Reserves of XX.XX months; Qualifying LTV is XX.XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090382	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	CDA in loan file. Value Supported.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090382	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Collateral Underwriter Missing	Collateral Underwriter Missing	Collateral Underwriter Provided or Not Applicable	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090382	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090382	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090382	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090271	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090271	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090271	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. XXX of Business purpose XXX. XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090279	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Borrower 1 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Borrower XXX Gap Credit Report is Expired (Greater than XXX days from Closing/Settlement Date).	Borrower XXX Report is not expired.; Borrower XXX Report is not expired.	XXX	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090279	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance.	Borrower has XXX NSF in the previous XXX months. Guidelines require bank statements with more than XXX NSFs to be reviewed.	XXX	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024090325	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; HPML loan with established XXX and appraisal requirements met, downgraded to A.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024090325	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A